                        M.S.D.&T.
                        FUNDS, INC.



                   -----------------------
                      Semi-Annual Report
                   -----------------------

                      November 30, 1996









                      Investment Adviser and Administrator:
                      [MERCANTILE-SAFE DEPOSIT & TRUST COMPANY
                      LOGO APPEARS HERE]
                      Baltimore, MD

                               TABLE OF CONTENTS

                                                                     PAGE NUMBER
                                                                     -----------
Chairman's Letter...................................................       i
Fund Reviews........................................................      iv
Statements of Net Assets
 Prime Money Market Fund............................................       1
 Government Money Market Fund.......................................       5
 Tax-Exempt Money Market Fund.......................................       8
 Tax-Exempt Money Market Fund (Trust)...............................      12
 Value Equity Fund..................................................      16
 International Equity Fund..........................................      20
 Intermediate Fixed Income Fund.....................................      25
 Maryland Tax-Exempt Bond Fund......................................      29
 Investment Abbreviations...........................................      32
Statements of Operations............................................      33
Statements of Changes in Net Assets.................................      35
Financial Highlights................................................      39
Notes to Financial Statements.......................................      47
Important Tax Information...........................................      54

Dear Shareholder:

It is a pleasure to send you the semi-annual report for the M.S.D.&T. Funds, Inc. (the "Company") for the six months ended November 30, 1996. The report includes financial information on the Value Equity, International Equity, In-termediate Fixed Income and Maryland Tax-Exempt Bond Funds as well as the Prime, Government, Tax-Exempt and Tax-Exempt (Trust) Money Market Funds.

During the past six months the stock and bond markets rewarded investors with returns well above their long-term averages. The S&P 500 Index posted a total return of 14.4%, while the Lehman Brothers Intermediate Government/Corporate Index earned 6.1%. A favorable tailwind to the financial markets' performance has been provided by large inflows of funds. The stock market has been the beneficial recipient of unprecedented mutual fund inflows while foreign cen-tral banks have purchased Treasury securities in record amounts. At the same time, economic activity has expanded at a pace which has driven earnings higher without inflationary consequences. Monetary policy makers have kept short-term interest rates stable while fiscal policy has focused on balancing the federal budget deficit.

The Institutional Shares of the M.S.D.&T. Value Equity Fund generated a 14.2% total return for the six months ending November 30, 1996(1). Since its incep-tion in early 1991 through November 30, 1996, the Fund's Institutional Shares have earned an average annual total return of 13.5%(1). International equity markets have lagged the domestic market during 1996. The M.S.D.&T. Interna-tional Equity Fund(2) earned a 3.7% total return for the six month period end-ing November 30, 1996(1), while the MSCI EAFE (Europe, Australia, Far East) Index rose 3.4%.

On balance, interest rates on term securities have trended downward during the past six months, resulting in small capital appreciation complementing income returns. The Federal Reserve Bank correctly anticipated a slowing growth rate in the economy and chose to leave short-term interest rates unchanged. The status quo in Fed policy had beneficial consequences for the bond markets where market participants had already discounted a slightly more restrictive policy. For the six months ended November 30, 1996 the Institutional Shares of the M.S.D.&T. Intermediate Fixed Income Fund had a total return of 6.2%(1) while the Lehman Brothers Intermediate Government/Corporate Index showed a 6.1% gain. Also benefiting from the downward drift in interest rates, invest-ors in the Maryland Tax-Exempt Bond Fund experienced a 5.7% total return for the same six month period(1).

Money market rates remained essentially unchanged, in line with the no-action mode pursued by the central bank. The M.S.D.&T. Money Market Funds continued to generate competitive returns while providing stability of principal. The seven day current yields for each fund as of November 30, 1996 are detailed below:

      PRIME(3)      GOVERNMENT(3)       TAX-EXEMPT(3)       TAX-EXEMPT (TRUST)(3)
      --------      -------------       -------------       ---------------------
       4.96%            4.92%              3.15%                  3.38%
                                           5.22%(4)               5.60%(4)

The investment adviser anticipates a benign economic environment where Real GDP is not anticipated to drop to recessionary levels nor threaten to expand above the Federal Reserve Bank's perceived target range of non-inflationary growth. Indeed, the fundamentals of slow growth, subdued reported inflation, continued inflows of funds and fiscal and monetary policies favora-ble toward the capital markets is widely apparent. The major concern of the adviser is that much of the good news may already be imbedded at current price levels. The adviser does not anticipate any significant changes in monetary or fiscal policies which would drastically effect the current equilibrium.

The pages that follow discuss the performance, structure and strategy of each of the M.S.D.&T. Funds, as well as providing a detailed list of assets held(5). We appreciate your investment in the M.S.D.&T. Funds and welcome any comments or questions regarding the Funds.

                                          Sincerely,

                                          /s/Leslie B. Disharoon

                                          Leslie B. Disharoon
                                          Chairman and President

SHARES OF THE M.S.D.&T. FUNDS, INC. ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED, OR OTHERWISE SUPPORTED BY MERCANTILE-SAFE DEPOSIT AND TRUST COMPANY, ITS PARENT COMPANY OR ITS AFFILIATES, AND SUCH SHARES ARE NOT FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPO-RATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

FOR MORE COMPLETE INFORMATION ON THE M.S.D.&T. FUNDS, INC., PLEASE CALL (800) 551-2145 TO RECEIVE A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE IN-VESTING. BISYS FUNDS SERVICES SERVES AS THE FUNDS' DISTRIBUTOR.

(1) Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their original cost. Figures for the period indicated reflect fee waivers in effect, reinvestment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would occur if full fees were charged. Past performance is not a guarantee of future results.

                              VALUE                    INTERMEDIATE FIXED
                           EQUITY FUND                    INCOME FUND      MARYLAND
                          (INSTITUTIONAL INTERNATIONAL   (INSTITUTIONAL   TAX-EXEMPT
                             SHARES)      EQUITY FUND       SHARES)       BOND FUND
                          -------------- ------------- ------------------ ----------
Total Return for the one
 year ended December 31,
 1996...................      20.1%          10.2%            3.1%           3.1%
Annualized Total Return
 for five years ended
 December 31, 1996......      12.7%           N/A             5.6%           N/A
Inception Date..........     2/28/91        7/2/93          3/14/91         6/2/92
Average annual total re-
 turn since inception to
 December 31, 1996......      13.1%          10.4%            6.4%           5.9%

(2) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

(3) Investments in the money market portfolios are neither insured nor guaranteed by the U.S. Government and there is no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

Figures for the period indicated reflect fee waivers in effect. Fee waivers may result in higher yields than would occur if full fees were charged. Absent fee waivers, the seven-day yields for each Fund for the 7-day period ended No-vember 30, 1996 would have been:

      PRIME          GOVERNMENT               TAX-EXEMPT               TAX-EXEMPT (TRUST)
      -----          ----------               ----------               ------------------
      4.89%            4.85%                    3.05%                        3.31%

(4) Taxable Equivalent Yield. Assumes 39.6% tax bracket. A portion of income may be subject to some state and/or local taxes and for certain investors a portion of income may be subject to the Federal alternative minimum tax.

(5) The composition of the Funds' holdings is subject to change.
--------

                        THE M.S.D.&T. VALUE EQUITY FUND

The equity market continued to advance during the six months ended
November 30, 1996. The S&P 500 Index produced a total return of 14.4% for the six months, a return well in excess of the long-run average return for equity securities in the U.S. market.

The market benefited from the benign outlook for inflation and interest rates, the continuation of the strong trend in corporate profits, and the ongoing substantial inflow of funds for investment in the equity market. Although most measures of valuation were at or near record highs, enthusiasm for common stocks continued throughout the first half of the Fund's fiscal year.

The Institutional Shares of the M.S.D.&T. Value Equity Fund produced a total return for the six-month period of 14.2%, nearly matching the return of the general market. The Fund's holdings of larger consumer oriented companies, whose earnings are not dependent on the business cycle, contributed to the re-sult, as did well represented positions in the bank and insurance groups, where falling interest rates aided earnings growth.

The recent focus on earnings growth and sustainability has resulted in a slightly higher price/earnings ratio for the Fund and a slightly lower divi-dend yield. Despite these changes, the Fund's yield and the portfolio rela-tionship of price-to-earnings continues to be below the average of the general market. During the past six months, the Fund's cash reserves have been kept at minimal levels.

                    THE M.S.D.&T. INTERNATIONAL EQUITY FUND

Over the six months ended November 30, 1996, the International Equity Fund produced a total return of 3.7%. Over the same period, the MSCI EAFE Index gained 3.4%.

Despite strong performance in June, the Japanese market fell by more than 5% in local currency terms during the period, with small cap stocks falling sig-nificantly more than the large cap segment of the market. Returns to U.S. in-vestors were further reduced by a strengthening U.S. dollar. Concerns about the pace of the economic recovery were the catalysts for the decline, although the most recent data suggests that a gradual recovery is in place. The Austra-lian market posted modest gains over the six months, led by the industrial sector. Hong Kong stocks enjoyed a strong run due to an improving economic outlook in China, lower interest rates, rising property prices and accelerat-ing corporate growth. Singapore stocks fell during the period but valuations now look attractive on modest profit growth expectations.

The Continental European markets gained 8.9% in U.S. dollar terms during the six months ended November 30, 1996. The Dutch market was the strongest, rising 19.4%. The economic environment continues to look positive for equities across the Continent: interest rates have declined and further reductions are ex-pected while inflation is likely to ease and remain subdued. The chemical, re-tail, telecommunications and banking industries have been among the best-per-forming. The U.K. market gained 17.3% in U.S. dollar terms over the period, with over half of the returns coming from a stronger sterling. The currency has strengthened due to economic growth and rising interest rates. The Inter-national Equity Fund was able to participate in several successful new offer-ings that contributed to overall return.

The exposure to emerging markets was boosted during the first half of the fis-cal year and stands at just over 6% of the total portfolio. The largest hold-ings are in Mexico, South Africa and Brazil.

                 THE M.S.D.&T. INTERMEDIATE FIXED INCOME FUND

After initially rising on fears of a tightening monetary policy, interest rates reversed themselves and fell by 0.6% to 0.8% across the Treasury yield curve by the end of the semi-annual period. Market participants were concerned by rising commodity prices and a fear of rising wage pressure as the unemploy-ment rate fell to new cyclical lows. However, when the Federal Reserve did not act to raise short-term rates in late September, the market broke out of its summer-long trading range, bringing down the yield on ten-year Treasuries to about 6%.

During the past six months, investment quality within the Fund remained very high. Combined Treasury, Government Agency and Government Mortgage exposure totaled 82% of the Fund. During the first half of the semi-annual period, in-vestments were made in the ten year area of the Treasury curve as yields ap-proached 7%. Additionally, the corporate bond exposure was increased incrementally in the five to ten year sector, as some yield spreads widened near the end of the period. The average maturity of the Fund fell slightly by
0.1 years to 4.9 years.

As a result of the decline in interest rates, the Fund's Institutional Shares enjoyed a strong rise in NAV over the period, increasing $0.33 to $10.52 per share. Looking out over the next twelve to eighteen months, the investment ad-viser is concerned by the increasing need for foreign investment to maintain the current interest rate environment. Should yields around the world start to rise due to increased economic activity, U.S. yields may be forced higher in a sympathetic move. Outside of this need for foreign capital, the domestic indi-cators continue to point to a benign interest rate environment.

                  THE M.S.D.&T. MARYLAND TAX-EXEMPT BOND FUND

For the six months ended November 30, 1996, the Maryland Tax-Exempt Bond Fund earned a total return of 5.7%, reflecting declining interest rates as the economy showed signs of slower growth and subdued inflation. Yields across most fixed income markets finished the semi-annual period lower from where they had started. Also occurring during the semi-annual period was a narrowing of yield spreads between tax-exempt securities and taxable securities.

The investment adviser is expecting new issuance of municipal securities in the State of Maryland for 1997 to remain somewhat constant as compared to 1996. However, current levels of issuance are roughly 70% of the volume issued in 1992 and 1993. The decline in volume reflects the fact that most refunding issues have already been completed and state and local governmental units are being more careful in their spending and bonding programs.

Although Maryland's economy is experiencing growth, economies of neighboring states are growing at somewhat faster rates. Despite this, Maryland continues to be rated Aaa/AAA, as does a number of its counties, including Montgomery, Howard, Baltimore and Anne Arundel.

While there is speculation of graduated tax reductions in Maryland over the next several years, Maryland's state and local taxes remain relatively high. Therefore, the management philosophy of the investment adviser is to maximize the Fund's after-tax income while maintaining high credit standards. This has resulted in a 13.3 year average maturity for the Fund as of November 30, 1996 and the investment adviser investing in securities rated A or better during the semi-annual period.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                    PERCENTAGE OF            PAR
                                     NET ASSETS   MATURITY  (000)     VALUE
                                    ------------- --------  -----     -----
AGENCY OBLIGATIONS................      15.8%
FEDERAL FARM CREDIT BANK..........       1.0%
Notes
 5.60%............................                06/03/97 $ 3,500 $  3,497,530
                                                                   ------------
FEDERAL HOME LOAN BANK............       2.8%
Floating Rate Notes**
 5.27%............................                12/03/96  10,000    9,996,931
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP...       4.3%
Discount Notes
 5.22%............................                01/17/97  15,000   14,897,775
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIA-
 TION.............................       4.1%
Floating Rate Notes**
 5.53%............................                12/02/96  14,250   14,237,238
                                                                   ------------
STUDENT LOAN MARKETING ASSOCIA-
 TION.............................       3.6%
Floating Rate Notes**
 5.35%............................                12/03/96  12,560   12,541,168
                                                                   ------------
   TOTAL AGENCY OBLIGATIONS
    (Cost $55,170,642)............                                   55,170,642
                                                                   ------------
BANKERS' ACCEPTANCES..............       4.3%
CoreStates Bank N.A.
 5.26%............................                12/10/96   5,000    4,993,425
 5.29%............................                01/28/97  10,000    9,914,772
                                                                   ------------
  TOTAL BANKERS' ACCEPTANCES
   (Cost $14,908,197).............                                   14,908,197
                                                                   ------------
CERTIFICATES OF DEPOSIT...........       4.0%
EURODOLLAR........................       4.0%
Morgan Guaranty Trust Co.
 4.93%............................                02/05/97  10,000   10,000,000
Union Bank of Switzerland -- New
 York Branch
 5.65%............................                04/24/97   4,000    4,000,000
                                                                   ------------
  TOTAL CERTIFICATES OF DEPOSIT
   (Cost $14,000,000).............                                   14,000,000
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                  PERCENTAGE OF            PAR
                                   NET ASSETS   MATURITY  (000)      VALUE
                                  ------------- --------  -----      -----
COMMERCIAL PAPER.................     41.4%
BEVERAGES........................      2.9%
Coca-Cola Co., Inc.
 5.20%...........................               12/20/96 $ 10,000 $  9,972,556
                                                                  ------------
CHEMICALS........................      4.6%
E.I. duPont de Nemours & Co.
 5.26%...........................               01/14/97    4,000    3,974,284
 5.25%...........................               02/07/97   12,000   11,881,000
                                                                  ------------
                                                                    15,855,284
                                                                  ------------
CONSUMER GOODS...................      4.3%
Procter & Gamble Co.
 5.28%...........................               01/23/97    7,000    6,945,587
 5.25%...........................               02/10/97    8,000    7,917,167
                                                                  ------------
                                                                    14,862,754
                                                                  ------------
ELECTRICAL EQUIPMENT.............      3.4%
Emerson Electric Co.
 5.20%...........................               12/09/96   12,000   11,986,133
                                                                  ------------
FINANCE..........................      8.8%
General Electric Capital Corp.
 5.30%...........................               01/10/97    7,000    6,958,778
 5.32%...........................               01/10/97   10,000    9,940,889
Norwest Financial, Inc.
 5.28%...........................               01/21/97   14,000   13,895,280
                                                                  ------------
                                                                    30,794,947
                                                                  ------------
MULTI-INDUSTRY...................      2.9%
Minnesota Mining & Manufacturing
 Co.
 5.21%...........................               12/20/96   10,000    9,972,503
                                                                  ------------
PETROLEUM........................      5.4%
Amoco Corp.
 5.22%...........................               01/24/97   12,000   11,906,040
Shell Oil Co.
 5.22%...........................               12/20/96    7,000    6,980,715
                                                                  ------------
                                                                    18,886,755
                                                                  ------------
PHARMACEUTICALS..................      4.6%
Abbott Laboratories
 5.23%...........................               12/27/96   10,000    9,962,228
 5.25%...........................               02/04/97    6,000    5,943,125
                                                                  ------------
                                                                    15,905,353
                                                                  ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                      PERCENTAGE OF            PAR
                                       NET ASSETS   MATURITY  (000)     VALUE
                                      ------------- --------  -----     -----
COMMERCIAL PAPER -- CONTINUED
UTILITIES -- TELEPHONE..............       4.5%
BellSouth Capital Funding Corp.
 5.28%..............................                01/30/97 $ 6,000 $ 5,947,200
 5.27%..............................                02/06/97  10,000   9,901,919
                                                                     -----------
                                                                      15,849,119
                                                                     -----------
     TOTAL COMMERCIAL PAPER
      (Cost $144,085,404)...........                                 144,085,404
                                                                     -----------
CORPORATE BONDS.....................       4.2%
FINANCIAL SERVICES..................       1.8%
Associates Corp. N.A.
 8.70%..............................                01/01/97   6,200   6,214,573
                                                                     -----------
UTILITIES -- GAS....................       2.4%
Wisconsin Natural Gas Co.
 6.63%..............................                01/15/97   8,440   8,449,894
                                                                     -----------
     TOTAL CORPORATE BONDS
      (Cost $14,664,467)............                                  14,664,467
                                                                     -----------
REPURCHASE AGREEMENTS...............      28.2%
GOLDMAN, SACHS & CO.
 (Agreement dated 11/29/96 to be
 repurchased at $33,174,502
 collateralized by $21,515,000
 (Value $34,033,000) U.S. Treasury
 Notes, 14.00%, due 11/15/11)
 5.61%..............................                12/02/96  33,159  33,159,000
J.P. MORGAN SECURITIES, INC.
 (Agreement dated 11/29/96 to be
 repurchased at $13,006,067
 collateralized by $13,000,000
 (Value $13,258,000) U.S. Treasury
 Notes, 7.375%, due 11/15/97)
 5.60%..............................                12/02/96  13,000  13,000,000
MERRILL LYNCH GOVERNMENT SECURITIES,
 INC.
 (Agreement dated 11/29/96 to be
 repurchased at $13,005,958
 collateralized by $11,855,000
 (Value $13,280,000) U.S. Treasury
 Notes, 7.50%, due 11/15/16)
 5.50%..............................
MORGAN STANLEY & CO., INC.                          12/02/96  13,000  13,000,000
 (Agreement dated 11/29/96 to be
 repurchased at $13,006,034
 collateralized by $11,870,000
 (Value $13,284,000) U.S. Treasury
 Notes, 7.875%, due 11/15/04)
 5.57%..............................                12/02/96  13,000  13,000,000


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            PRIME MONEY MARKET FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                       PERCENTAGE OF            PAR
                                        NET ASSETS   MATURITY  (000)     VALUE
                                       ------------- --------  -----     -----
REPURCHASE AGREEMENTS -- CONTINUED
REPUBLIC NATIONAL BANK NEW YORK
 (Agreement dated 11/29/96 to be
 repurchased at $13,006,067
 collateralized by $13,350,000 (Value
 $13,275,000) U.S. Treasury Bills,
 due 1/1/97)
 5.60%...............................                12/02/96 $13,000 $ 13,000,000
WACHOVIA BANK OF NORTH CAROLINA, N.A.
 (Agreement dated 11/29/96 to be
 repurchased at $13,006,067
 collateralized by $12,940,000 (Value
 $13,277,000) U.S. Treasury Notes,
 6.50%, due 8/15/97)
 5.60%...............................                12/02/96  13,000   13,000,000
                                                                      ------------
     TOTAL REPURCHASE AGREEMENTS
      (Cost $98,159,000).............                                   98,159,000
                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $340,987,710*)................      97.9%                       340,987,710
OTHER ASSETS IN EXCESS OF
 LIABILITIES.........................       2.1%                         7,176,215
                                          ------                      ------------
NET ASSETS (equivalent to $1.00 per
 share based on 348,246,496 shares
 outstanding)........................     100.0%                      $348,163,925
                                          ======                      ============
NET ASSET VALUE, OFFERING AND REDEMP-
 TION PRICE PER SHARE
 ($348,163,925 / 348,246,496)........                                        $1.00
                                                                             =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1996 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.


----------------------------------------------------------------------------------
                            PRIME MONEY MARKET FUND
                        MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

          MATURITY
           PERIOD           AMOUNT PAR              PERCENTAGE OF PORTFOLIO
        -------------      ------------         ------------------------------
                                                                        (CUM)
          1--  7 days      $120,719,000          35.29%                 35.29%
          8-- 14 days        17,000,000           4.97%                 40.26%
         15-- 30 days        37,000,000          10.82%                 51.08%
         31-- 60 days        93,640,000          27.37%                 78.45%
         61-- 90 days        52,000,000          15.20%                 93.65%
         91--120 days        14,250,000           4.17%                 97.82%
        Over 120 days         7,500,000           2.18%                100.00%
                           ------------         -------
                           $342,109,000         100.00%
                           ------------         -------
                     Average Weighted Maturity -- 35 days
----------------------------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          GOVERNMENT MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                    PERCENTAGE OF            PAR
                                     NET ASSETS   MATURITY  (000)     VALUE
                                    ------------- --------  -----     -----
AGENCY OBLIGATIONS................      60.3%
FEDERAL FARM CREDIT BANK..........      10.2%
Discount Notes
 5.17%............................                12/03/96 $10,000 $  9,997,128
 5.21%............................                01/23/97   4,750    4,713,566
 5.20%............................                02/10/97   5,940    5,879,082
 5.21%............................                02/18/97  10,000    9,885,669
                                                                   ------------
                                                                     30,475,445
                                                                   ------------
FEDERAL HOME LOAN BANK............      13.3%
Discount Notes
 5.28%............................                01/06/97   3,000    2,984,160
 5.22%............................                01/09/97  10,000    9,943,450
 5.20%............................                01/16/97  13,000   12,913,622
 5.20%............................                02/06/97  10,000    9,903,222
Notes
 5.40%............................                03/20/97   4,000    3,999,062
                                                                   ------------
                                                                     39,743,516
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP...      13.4%
Discount Notes
 5.37%............................                12/06/96   3,000    2,997,763
 5.27%............................                12/12/96  10,000    9,983,897
 5.33%............................                12/13/96  10,000    9,982,233
 5.23%............................                02/11/97  10,000    9,895,500
 5.22%............................                02/12/97   7,000    6,925,905
                                                                   ------------
                                                                     39,785,298
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIA-
 TION.............................      11.4%
Discount Notes
 5.36%............................                12/11/96   2,000    1,997,022
 5.22%............................                12/16/96   8,195    8,177,176
 5.19%............................                12/19/96   9,000    8,976,645
 5.20%............................                02/03/97  15,000   14,861,333
                                                                   ------------
                                                                     34,012,176
                                                                   ------------
STUDENT LOAN MARKETING ASSOCIA-
 TION.............................       4.7%
Floating Rate Notes**
 5.35%............................                12/02/96   4,000    3,994,006
 5.53%............................                12/02/96  10,000   10,000,000
                                                                   ------------
                                                                     13,994,006
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          GOVERNMENT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                    PERCENTAGE OF            PAR
                                     NET ASSETS   MATURITY  (000)     VALUE
                                    ------------- --------  -----     -----
AGENCY OBLIGATIONS -- CONTINUED
TENNESSEE VALLEY AUTHORITY..........     7.3%
Discount Notes
 5.17%..............................              01/21/97 $12,000 $ 11,912,110
 5.20%..............................              01/22/97  10,000    9,924,889
                                                                   ------------
                                                                     21,836,999
                                                                   ------------
     TOTAL AGENCY OBLIGATIONS
      (Cost $179,847,440)...........                                179,847,440
                                                                   ------------
U.S. TREASURY OBLIGATIONS...........     7.4%
U.S. TREASURY NOTES.................     7.4%
 7.50%..............................              12/31/96   1,000    1,001,661
 6.25%..............................              01/31/97   6,000    6,007,503
 7.50%..............................              01/31/97   5,000    5,018,925
 4.75%..............................              02/15/97   5,000    4,991,935
 6.00%..............................              08/31/97   5,000    5,010,076
                                                                   ------------
     TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $22,030,100)............                                 22,030,100
                                                                   ------------
REPURCHASE AGREEMENTS...............    30.1%
GOLDMAN, SACHS & CO.
 (Agreement dated 11/29/96 to be
 repurchased at $5,018,345
 collateralized by $3,695,000
 (Value $5,143,000) U.S. Treasury
 Notes, 11.75%, due  2/15/10)
 5.61%..............................              12/02/96   5,016    5,016,000
J.P. MORGAN SECURITIES, INC.
 (Agreement dated 11/29/96 to be
 repurchased at $17,007,933
 collateralized by $15,891,000
 (Value $17,387,000) U.S. Treasury
 Notes, 7.75%, due 11/30/99)
 5.60%..............................              12/02/96  17,000   17,000,000
MERRILL LYNCH GOVERNMENT
 SECURITIES, INC.
 (Agreement dated 11/29/96 to be
 repurchased at $17,007,792
 collateralized by $14,590,000
 (Value $17,378,000) U.S. Treasury
 Notes, 7.875%, due 2/15/21)
 5.50%..............................              12/02/96  17,000   17,000,000
MORGAN STANLEY & CO., INC.
 (Agreement dated 11/29/96 to be
 repurchased at $17,007,891
 collateralized by $15,525,000
 (Value $17,375,000) U.S. Treasury
 Notes, 7.875%, due 11/15/04)
 5.57%..............................              12/02/96  17,000   17,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         GOVERNMENT MONEY MARKET FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                       PERCENTAGE OF            PAR
                                        NET ASSETS   MATURITY  (000)     VALUE
REPURCHASE AGREEMENTS -- CONTINUED     ------------- --------  -----     -----
REPUBLIC NATIONAL BANK NEW YORK
 (Agreement dated 11/29/96 to be
 repurchased at $17,007,933
 collateralized by $17,450,000 (Value
 $17,352,000) U.S. Treasury Bills,
 due 1/1/97)
 5.60%...............................                12/02/96 $17,000 $ 17,000,000
WACHOVIA BANK OF NORTH CAROLINA, N.A.
 (Agreement dated 11/29/96 to be
 repurchased at $17,007,933
 collateralized by $16,920,000 (Value
 $17,361,000) U.S. Treasury Notes,
 6.50%, due 8/15/97)
 5.60%...............................                12/02/96  17,000   17,000,000
                                                                      ------------
     TOTAL REPURCHASE AGREEMENTS
      (Cost $90,016,000).............                                   90,016,000
                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $291,893,540*)................      97.8%                       291,893,540
OTHER ASSETS IN EXCESS OF LIABILI-
 TIES................................       2.2%                         6,482,218
                                          ------                      ------------
NET ASSETS (equivalent to $1.00 per
 share based on 298,530,961 shares
 outstanding)........................     100.0%                      $298,375,758
                                          ======                      ============
NET ASSET VALUE, OFFERING AND REDEMP-
 TION PRICE PER SHARE
 ($298,375,758 / 298,530,961)........                                        $1.00
                                                                             =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1996 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.


-------------------------------------------------------------------------------------
                         GOVERNMENT MONEY MARKET FUND
                        MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

        MATURITY PERIOD         AMOUNT PAR               PERCENTAGE OF PORTFOLIO
        ---------------        ------------           ----------------------------
                                                                            (CUM)
           1--  7 days         $117,016,000            39.95%               39.95%
           8-- 14 days           22,000,000             7.51%               47.46%
          15-- 30 days           17,195,000             5.87%               53.33%
          31-- 60 days           53,750,000            18.35%               71.68%
          61-- 90 days           73,940,000            25.24%               96.92%
          91--120 days            4,000,000             1.37%               98.29%
         Over 120 days            5,000,000             1.71%              100.00%
                               ------------           -------
                               $292,901,000           100.00%
                               ------------           -----------

                     Average Weighted Maturity -- 36 days
-------------------------------------------------------------------------------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                        PERCENTAGE OF           PAR
                                         NET ASSETS   MATURITY  (000)   VALUE
                                        ------------- -------- ------   -----
ARKANSAS..............................      1.5%
Pulaski County, VRDN, (Minnesota
 Mining & Manufacturing Co.)
 3.30% (Aaa/NA, AAA/A-1+)**...........                12/06/96 $ 400  $ 400,000
 3.30% (Aaa/NA, AAA/NA)**.............                12/06/96   400    400,000
                                                                      ---------
                                                                        800,000
                                                                      ---------
ARIZONA...............................      2.3%
Arizona State, RB, Waste Water
 Treatment
 5.60% (Aa1/NA, AA+/NA)...............                07/01/97 1,000  1,010,188
Salt River, RB, (Arizona Agriculture
 Project) Prerefunded @ 102
 7.50% (Aaa/NA, AAA/NA)...............                01/01/97   250    255,769
                                                                      ---------
                                                                      1,265,957
                                                                      ---------
CONNECTICUT...........................      3.7%
Connecticut Health & Educational
 Facilities, TECP, (Yale University)
 3.50% (Aaa/VMIG1, AAA/A-1+)..........                12/10/96 2,000  2,000,000
                                                                      ---------
FLORIDA...............................      4.6%
Jacksonville Electric Authority, TECP,
 LA: Morgan Guaranty Trust Co.
 3.60% (Aa1/P-1, AA/A-1+).............                01/06/97 2,500  2,500,000
                                                                      ---------
ILLINOIS..............................      4.9%
Illinois Educational Facilities, VRDN,
 (Northwestern University), LIC:
 Northern Trust Co.
 3.60% (Aa1/VMIG1, AA/A-1+)**.........                12/06/96 2,626  2,626,000
                                                                      ---------
INDIANA...............................      3.5%
City of Mount Vernon, TECP, PCR,
 (General Electric Co.)
 3.45% (Aaa/P-1, AAA/A-1+)............                01/23/97 1,860  1,860,000
                                                                      ---------
KANSAS................................      4.4%
Kansas State, VRDN, Department of
 Transportation Highway Revenue,
 LA: Kansas State Pooled Money
 Investment Board
 3.40% (Aa/VMIG1, AA/A-1+)**..........                12/06/96 1,300  1,300,000
Wyandotte County, COP, (Criminal
 Justice Complex Project), Prerefunded
 @ 102, INS: FGIC
 7.875% (Aaa/NA, AAA/NA)..............                09/01/97 1,000  1,051,130
                                                                      ---------
                                                                      2,351,130
                                                                      ---------
KENTUCKY..............................      1.9%
Jefferson County, TECP, PCR, (LG&E)
 3.40% (Aa2/VMIG1, AA/A-1+)...........                12/05/96 1,000  1,000,000
                                                                      ---------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                PERCENTAGE OF           PAR
                                 NET ASSETS   MATURITY (000)    VALUE
                                ------------- -------- -----    -----
LOUISIANA.....................       4.5%
Plaquemine Parish Port &
 Harbor
 Terminal District, TECP,
 (TECO Energy, Inc.)
 3.40% (A1/P-1, AA-/A-1+).....                01/08/97 $1,000 $1,000,000
 3.50% (A1/P-1, AA-/A-1+).....                01/16/97  1,400  1,400,000
                                                              ----------
                                                               2,400,000
                                                              ----------
MARYLAND......................       3.8%
Montgomery County, TECP, SPA:
 Union Bank of Switzerland
 3.35% (Aaa/P-1, AAA/A-1+) ...                12/02/96  1,000  1,000,000
Washington Suburban Sanitation
 District, GO, Prerefunded @
 102
 7.25% (Aaa/NA, AAA/NA).......                01/01/97    500    511,437
 7.375% (Aaa/NA, AA/NA).......                01/01/97    500    511,510
                                                              ----------
                                                               2,022,947
                                                              ----------
MICHIGAN......................       2.0%
University of Michigan, VRDN,
 Hospital Revenue
 4.15% (Aa2/VMIG1, AA/NA)**...                12/02/96  1,100  1,100,000
                                                              ----------
MINNESOTA.....................       4.5%
City of Rochester, TECP, (Mayo
 Foundation/Mayo Clinic)
 3.50% (NA/NA, AA+/A-1+)......                01/10/97  1,000  1,000,000
 3.50% (NA/NA, AA+/A-1+)......                02/04/97  1,400  1,400,000
                                                              ----------
                                                               2,400,000
                                                              ----------
MISSISSIPPI...................       3.0%
Jackson County, VRDN, Port
 Facilities, (Chevron USA
 Inc.)
 4.15% (Aa2/P-1, NA/NA)**.....                12/02/96  1,600  1,600,000
                                                              ----------
MISSOURI......................       1.9%
Industrial Development
 Authority of Boone County,
 VRDN,
 (Minnesota Mining &
 Manufacturing Co.)
 3.30% (Aaa/P-1, NA/NA)**.....                12/06/96  1,000  1,000,000
                                                              ----------
NORTH CAROLINA................      14.0%
City of Durham, VRDN, COP,
 SPA: Wachovia Bank of North
 Carolina
 3.40% (Aa1/VMIG1, AAA/A-
  1+)**.......................                12/06/96  2,000  2,000,000
City of Winston-Salem, VRDN,
 COP, SPA: Credit Suisse
 3.50% (Aa1/VMIG1, AAA/A-1+)**
  ............................                12/06/96  2,500  2,500,000
North Carolina Educational
 Facilities, VRDN, (Duke
 University)
 3.40% (Aa1/VMIG1, AA+/A-1+)**
  ............................                12/06/96  3,000  3,000,000
                                                              ----------
                                                               7,500,000
                                                              ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                          TAX-EXEMPT MONEY MARKET FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                  PERCENTAGE OF           PAR
                                   NET ASSETS   MATURITY  (000)   VALUE
                                  ------------- -------- ------   -----
OREGON...........................      5.7%
Metropolitan Service District,
 GO, (Convention Center Project)
 ETM
 6.40% (Aaa/NA, AAA/NA)..........               12/01/96 $  650 $  650,000
State of Oregon, GO, VRDN,
 Veterans Welfare Board, LOC:
 Morgan Guaranty Trust Co.
 3.45% (Aa1/VMIG1, AAA/A-1+)**...               12/06/96  2,400  2,400,000
                                                                ----------
                                                                 3,050,000
                                                                ----------
PENNSYLVANIA.....................      2.4%
Montgomery County, VRDN, SPA:
 CoreStates Bank N.A.
 3.45% (Aaa/VMIG1, NA/NA)**......               12/06/96    250    250,000
Pennsylvania Turnpike, RB,
 Prerefunded @102
 7.875% (Aaa/NA, AAA/NA)............            12/01/96  1,000  1,020,000
                                                                ----------
                                                                 1,270,000
                                                                ----------
SOUTH CAROLINA...................      3.7%
York County, TECP, PCR, (Duke
 Power)
 3.50% (Aa2/VMIG1, AA-/A-1+).....               01/08/97  1,000  1,000,000
 3.625% (Aa2/VMIG1, AA-/A-1+)....               01/16/97  1,000  1,000,000
                                                                ----------
                                                                 2,000,000
                                                                ----------
TENNESSEE........................      5.7%
Shelby County, GO, School Board,
 Prerefunded @ 102
 6.50% (Aa/NA, AAA/NA)...........               08/01/97  1,000  1,036,327
Tennessee State, VRDN, BAN, SPA:
 Tennessee State Retirement
 System
 3.50% (NA/SP-1+, NA/A-1+)**.....               12/06/96  2,000  2,000,000
                                                                ----------
                                                                 3,036,327
                                                                ----------
TEXAS............................     10.3%
Harris County, Health Facilities
 Development, VRDN,
 (Methodist Hospital) SPA:
 Morgan Guaranty Trust Co. 50%
 4.10% (NA/NA, AA/A-1+)**........               12/02/96  1,000  1,000,000
Harris County, Health Facilities
 Development, VRDN,
 (St. Luke's Episcopal Hospital
 Project), SPA:
 Morgan Guaranty Trust Co.
 4.10% (NA/NA, AA/A-1+)**........               12/02/96  2,000  2,000,000
State of Texas, TRAN
 4.75% (NA/MIG1, NA/SP-1+).......               08/29/97  2,500  2,514,630
                                                                ----------
                                                                 5,514,630
                                                                ----------
WEST VIRGINIA....................      3.7%
Marshall County, VRDN, PCR,
 Mountaineer Carbon Co. Project
 4.10% (Aa3/P-1, AA-/A-1+)**.....               12/02/96  2,000  2,000,000
                                                                ----------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         TAX-EXEMPT MONEY MARKET FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                 PERCENTAGE OF             PAR
                                  NET ASSETS   MATURITY   (000)      VALUE
                                 ------------- --------  ------      -----
WISCONSIN......................       6.3%
Oak Creek, VRDN, PCR,
 (Wisconsin Electric Power Co.)
 3.65% (Aa3/P-1, AA/NA)**......                12/06/96  $ 2,100  $ 2,100,000
State of Wisconsin, GO
 4.50% (NA/MIG1, NA/SP-1+).....                06/16/97    1,250    1,254,425
                                                                  -----------
                                                                    3,354,425
                                                                  -----------
    TOTAL MUNICIPAL BONDS (Cost
     $52,651,416)..............                                    52,651,416
                                                                  -----------
                                                         NUMBER
                                                        OF SHARES
                                                        ---------
INVESTMENT COMPANIES...........       1.3%
Goldman Sachs Financial Square
 Tax-Free Money Market Fund....                          566,949      566,949
Municipal Fund for Temporary
 Investments -- MuniFund.......                          138,034      138,034
                                                                  -----------
    TOTAL INVESTMENT COMPANIES
     (Cost $704,983)...........                                       704,983
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $53,356,399*)...........      99.6%                         53,356,399
OTHER ASSETS IN EXCESS OF
 LIABILITIES...................       0.4%                            214,970
                                    ------                        -----------
NET ASSETS (equivalent to $1.00
 per share based on 53,577,935
 shares outstanding)...........     100.0%                        $53,571,369
                                    ======                        ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($53,571,369 / 53,577,935)....                                         $1.00
                                                                        =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1996 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

-------------------------------------------------------------------------------------
                         TAX-EXEMPT MONEY MARKET FUND
                        MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

        MATURITY PERIOD        AMOUNT PAR               PERCENTAGE OF PORTFOLIO
        ---------------        ----------               -----------------------
                                                                           (CUM)
         1--  7 days           $31,030,983            58.34%                58.34%
        31-- 60 days             6,510,000            12.24%                70.58%
        61-- 90 days             3,400,000             6.39%                76.97%
        91--120 days             3,500,000             6.58%                83.55%
        Over 120 days            8,750,000            16.45%               100.00%
                               -----------          --------
                               $53,190,983           100.00%
                               ===========          ========

                     Average Weighted Maturity -- 56 days
-------------------------------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                     PERCENTAGE OF            PAR
                                      NET ASSETS   MATURITY  (000)     VALUE
                                     ------------- --------  -----     -----
ALABAMA............................      3.7%
City of Montgomery, TECP, PCR,
 (General Electric Co.)
 3.45% (Aaa/P-1, AAA/A-1+).........                01/23/97 $ 2,000 $ 2,000,000
                                                                    -----------
ARIZONA............................      0.5%
Salt River, RB, (Arizona
 Agriculture Project) Prerefunded @
 102
 7.50% (Aaa/NA, AAA/NA)............                01/01/97     250     255,769
                                                                    -----------
ARKANSAS...........................      1.9%
Pulaski County, VRDN, (Minnesota
 Mining & Manufacturing Co.)
 3.30% (Aaa/NA, AAA/A-1+)**........                12/06/96   1,000   1,000,000
                                                                    -----------
COLORADO...........................      3.7%
Colorado State TRAN
 4.50% (NA/NA, NA/SP-1+)...........                06/27/97   2,000   2,008,913
                                                                    -----------
CONNECTICUT........................      5.7%
Connecticut Health & Educational
 Facilities, TECP, (Yale
 University)
 3.50% (Aaa/VMIG1, AAA/A-1+).......                12/10/96   2,000   2,000,000

Connecticut State, GO
 4.40% (Aa/NA, AA-/NA).............                12/01/96   1,100   1,100,000
                                                                    -----------
                                                                      3,100,000
                                                                    -----------
FLORIDA............................      3.3%
Jacksonville Electric Authority,
 TECP, LA: Morgan Guaranty Trust
 Co.
 3.60% (Aa1/P-1, AA/A-1+)..........                01/06/97   1,800   1,800,000
                                                                    -----------
ILLINOIS...........................      5.0%
Illinois Educational Facilities,
 VRDN, (Northwestern University),
 LIC:
 Northern Trust Co.
 3.60% (Aa1/VMIG1, AA/A-1+)**......                12/06/96   2,093   2,093,000

Village of Bedford Park, VRDN,
 (Minnesota Mining & Manufacturing
 Co.)
 3.30% (Aaa/NA, AAA/A-1+)**........                12/06/96     600     600,000
                                                                    -----------
                                                                      2,693,000
                                                                    -----------
KANSAS.............................      2.4%
Kansas State, VRDN, Department of
 Transportation Highway Revenue,
 LA:
 Kansas State Pooled Money Invest-
  ment Board
 3.45% (Aa/VMIG1, AA/A-1+)**.......                12/06/96   1,300   1,300,000
                                                                    -----------
KENTUCKY...........................      3.4%
Jefferson County, TECP, PCR, (LG&E)
 3.40% (Aa2/VMIG1,AA/A-1+).........                12/05/96   1,850   1,850,000
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                          PERCENTAGE OF           PAR
                                           NET ASSETS   MATURITY (000)   VALUE
                                          ------------- -------- -----   -----
LOUISIANA...............................       3.3%
Lake Charles, Harbor & Terminal
 District, VRDN,
 (Conoco Inc. Project), (E.I. duPont)
 4.20% (Aa3/P-1, AA-/A-1+)**............                12/02/96 $ 800 $  800,000
Plaquemine Parish Port & Harbor Terminal
 District, TECP,
 (TECO Energy, Inc.)
 3.40% (A1/P-1, AA-/A-1+)..................             12/05/96 1,000  1,000,000
                                                                       ----------
                                                                        1,800,000
                                                                       ----------
MARYLAND................................       5.6%
Montgomery County, TECP, SPA: Union Bank
 of Switzerland
 3.45% (Aaa/P-1, AAA/A-1+)..............                01/06/97 2,000  2,000,000
Washington Suburban Sanitation District,
 GO, Prerefunded @ 102
 7.25% (Aaa/NA, AAA/NA).................                01/01/97   500    511,510
 7.375% (Aaa/NA, AA/NA).................                01/01/97   500    511,437
                                                                       ----------
                                                                        3,022,947
                                                                       ----------
MICHIGAN................................       2.6%
University of Michigan, VRDN, Hospital
 Revenue
 4.15% (Aa2/VMIG1, AA/NA)**.............                12/02/96 1,400  1,400,000
                                                                       ----------
MINNESOTA...............................       4.3%
City of Rochester, TECP, (Mayo
 Foundation/Mayo Clinic)
 3.40% (NA/NA, AA+/A-1+)................                01/10/97 1,500  1,500,000
 3.50% (NA/NA, AA+/A-1+)................                01/10/97   800    800,000
                                                                       ----------
                                                                        2,300,000
                                                                       ----------
MISSISSIPPI.............................       3.7%
Jackson County, VRDN, Port Facilities,
 (Chevron USA Inc.)
 4.15% (Aa2/P-1, NA/NA)**...............                12/02/96 2,000  2,000,000
                                                                       ----------
NORTH CAROLINA..........................      12.0%
City of Durham, VRDN, COP, SPA: Wachovia
 Bank of North Carolina
 3.40% (Aa1/VMIG1, AAA/A-1+)**..........                12/06/96 2,000  2,000,000
City of Winston-Salem, VRDN, COP, SPA:
 Credit Suisse
 3.50% (Aa1/VMIG1, AAA/A-1+)**..........                12/06/96 2,000  2,000,000
City of Winston-Salem, VRDN, GO, SPA:
 Credit Suisse
 3.45%(Aa1/VMIG1, AAA/A-1+)**...........                12/06/96   600    600,000
North Carolina Educational Facilities,
 VRDN, (Duke University)
 3.40% (Aa1/VMIG1, AAA/A-1+)**..........                12/06/96 1,900  1,900,000
                                                                       ----------
                                                                        6,500,000
                                                                       ----------
OREGON..................................       4.5%
Oregon State, GO, VRDN, Veterans Welfare
 Board, LOC:
Morgan Guaranty Trust Co.
 3.45% (Aa1/VMIG1, AAA/A-1+)**..........                12/06/96 2,400  2,400,000
                                                                       ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      TAX-EXEMPT MONEY MARKET FUND (TRUST)
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                      PERCENTAGE OF           PAR
                                       NET ASSETS   MATURITY (000)     VALUE
                                      ------------- -------- -----     -----
PENNSYLVANIA........................       1.4%
Delaware County, VRDN, IDA, Airport
 Facility RB, (United Parcel
 Service)
 3.90% (Aaa/P-1, AAA/NA)**..........                12/02/96 $  500 $   500,000
Montgomery County, VRDN, SPA:
 CoreStates Bank N.A.
 3.45% (Aaa/VMIG1, NA/NA)**.........                12/06/96    250     250,000
                                                                    -----------
                                                                        750,000
                                                                    -----------
SOUTH CAROLINA......................       3.7%
York County, TECP, PCR, (Duke Power)
 3.625% (Aa2/VMIG1, AA-/A-1+).......                01/16/97  1,000   1,000,000
 3.55% (Aa2/VMIG1, AA-/A-1+)........                02/05/97  1,000   1,000,000
                                                                    -----------
                                                                      2,000,000
                                                                    -----------
TENNESSEE...........................       4.6%
Tennessee State, VRDN, BAN, SPA:
 Tennessee State Retirement System
 3.50% (NA/SP-1+, NA/A-1+)**........                12/06/96  2,500   2,500,000
                                                                    -----------
TEXAS...............................      12.1%
Harris County, Health Facilities
 Development, VRDN,
 (Methodist Hospital), SPA: Morgan
 Guaranty Trust Co. 50%
 4.10% (NA/NA, AA/A-1+)**...........                12/02/96  2,000   2,000,000
Harris County, Health Facilities
 Development, VRDN, (St. Luke's
 Episcopal Hospital Project), SPA:
  Morgan Guaranty Trust Co.
 4.10% (NA/NA, AA/A-1+)**...........                12/02/96  2,000   2,000,000
State of Texas, TRAN
 4.75% (NA/MIG1, NA/SP-1+)..........                08/29/97  2,500   2,514,630
                                                                    -----------
                                                                      6,514,630
                                                                    -----------
WEST VIRGINIA.......................       0.9%
Marshall County, VRDN, PCR,
 Mountaineer Carbon Co. Project
 4.10% (Aa3/P-1, AA-/A-1+)**........                12/02/96    500     500,000
                                                                    -----------
WISCONSIN...........................       7.1%
Oak Creek, VRDN, PCR, (Wisconsin
 Electric Power Co.)
 3.65% (Aa3/P-1, AA/NA)**...........                12/06/96  2,100   2,100,000
State of Wisconsin, GO
 4.50% (NA/MIG1, NA/SP-1+)..........                06/16/97  1,750   1,756,195
                                                                    -----------
                                                                      3,856,195
                                                                    -----------
WYOMING.............................       3.9%
Lincoln County, VRDN, PCR, (Exxon
 Corp.)
 4.15% (Aaa/NA, AAA/A-1+)**.........                12/02/96    500     500,000
Sublette County, VRDN, PCR, (Exxon
 Corp.)
 4.15% (Aaa/NA, AAA/A-1+)**.........                12/02/96  1,600   1,600,000
                                                                    -----------
                                                                      2,100,000
                                                                    -----------
  TOTAL MUNICIPAL BONDS (Cost
 $53,651,454).......................                                 53,651,454
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                     TAX-EXEMPT MONEY MARKET FUND (TRUST)
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                             PERCENTAGE OF NUMBER OF
                                              NET ASSETS    SHARES      VALUE
                                             ------------- ---------    -----
INVESTMENT COMPANIES.......................       0.4%
Goldman Sachs Financial Square Tax- Free
 Money Market Fund.........................                 218,320  $   218,320
Municipal Fund for Temporary Intestments --
  MuniFund.................................                   3,667        3,667
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
  (Cost $221,987)..........................                              221,987
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $53,873,441*).......................      99.7%                53,873,441
OTHER ASSETS IN EXCESS OF LIABILITIES......       0.3%                   156,301
                                                ------               -----------
NET ASSETS (equivalent to $1.00 per share
 based on 54,027,919 shares outstanding)...     100.0%               $54,029,742
                                                ======               ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE
 ($54,029,742 / 54,027,919)................                                $1.00
                                                                     ===========

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1996 and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

-------------------------------------------------------------------------------------
                     TAX-EXEMPT MONEY MARKET FUND (TRUST)
                        MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

        MATURITY PERIOD        AMOUNT PAR              PERCENTAGE OF PORTFOLIO
        ---------------        ----------            ----------------------------
                                                                          (CUM)
         1--  7 days           $31,364,987            58.28%              58.28%
        31-- 60 days             9,600,000            17.84%              76.12%
        61-- 90 days             4,000,000             7.43%              83.55%
        91--120 days             1,800,000             3.34%              86.89%
        Over 120 days            7,050,000            13.11%             100.00%
                               -----------           -------
                               $53,814,987           100.00%
                               ===========           =======

                     Average Weighted Maturity -- 48 days
-------------------------------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                            PERCENTAGE OF NUMBER OF
                                             NET ASSETS    SHARES      VALUE
                                            ------------- ---------    -----
COMMON STOCK...............................     97.8%
AIRLINES...................................      1.6%
 Southwest Airlines Co.....................                76,700   $  1,898,325
                                                                    ------------
BANKS......................................      7.9%
 Barnett Banks, Inc........................                32,000      1,408,000
 CoreStates Financial Corp.................                54,000      2,909,250
 J.P. Morgan & Co..........................                27,000      2,548,125
 Regions Financial Corp....................                19,500      1,045,688
 Sun Trust Banks Inc.......................                36,000      1,827,000
                                                                    ------------
                                                                       9,738,063
                                                                    ------------
BEVERAGES..................................      2.3%
 Pepsico Inc...............................                93,000      2,778,375
                                                                    ------------
CHEMICALS..................................      6.0%
 Air Products & Chemicals Inc..............                43,000      2,988,500
 E.I. duPont deNemours & Co................                46,300      4,363,775
                                                                    ------------
                                                                       7,352,275
                                                                    ------------
COMPUTER EQUIPMENT.........................      5.0%
 Hewlett-Packard Co........................                54,400      2,930,800
 International Business Machine Corp.......                20,000      3,187,500
                                                                    ------------
                                                                       6,118,300
                                                                    ------------
COMPUTER SOFTWARE..........................      1.7%
 AutoDesk Inc..............................                24,000        672,000
 Electronic Data Services Corp.............                30,000      1,451,250
                                                                    ------------
                                                                       2,123,250
                                                                    ------------
CONSUMER GOODS.............................      3.5%
 Colgate Palmolive Co......................                26,700      2,473,088
 Proctor & Gamble Co.......................                17,000      1,848,750
                                                                    ------------
                                                                       4,321,838
                                                                    ------------
ELECTRICAL EQUIPMENT.......................      4.8%
 ABB AB ADR................................                15,000      1,723,125
 General Electric Co.......................                28,000      2,912,000
 Hubbell, Inc. "B".........................                28,800      1,209,600
                                                                    ------------
                                                                       5,844,725
                                                                    ------------
ELECTRONICS................................      2.5%
 Intel Corp................................                24,300      3,083,063
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                           PERCENTAGE OF NUMBER OF
                                            NET ASSETS    SHARES      VALUE
                                           ------------- ---------    -----
COMMON STOCK -- CONTINUED
FOODS.....................................      5.6%
 Giant Food, Inc. "A".....................                73,500   $  2,480,625
 McCormick & Co., Inc.....................                80,000      1,970,000
 Nestle Registered ADR....................                43,900      2,384,903
                                                                   ------------
                                                                      6,835,528
                                                                   ------------
HOME FURNISHINGS..........................      0.3%
 Maytag Corp..............................                21,000        401,625
                                                                   ------------
INDUSTRIAL GOODS..........................      4.0%
 Corning Inc..............................                68,400      2,770,200
 PPG Industries Inc.......................                36,000      2,205,000
                                                                   ------------
                                                                      4,975,200
                                                                   ------------
INSURANCE.................................      7.4%
 Chubb Corp...............................                55,000      2,983,750
 General RE Corp..........................                 4,700        793,125
 Jefferson Pilot Corp.....................                10,000        582,500
 Lincoln National Corp....................                42,100      2,268,138
 Unum Corp................................                34,500      2,453,812
                                                                   ------------
                                                                      9,081,325
                                                                   ------------
IRON/STEEL................................      1.5%
 Worthington Industries Inc...............                93,000      1,848,375
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT...............      3.6%
 Caterpillar, Inc.........................                16,000      1,266,000
 Giddings & Lewis Inc.....................                68,000        799,000
 Illinois Tool Works, Inc.................                27,600      2,366,700
                                                                   ------------
                                                                      4,431,700
                                                                   ------------
MANUFACTURING.............................      1.3%
 Eastman Kodak Co.........................                20,000      1,620,000
                                                                   ------------
MEDICAL INSTRUMENTS & SUPPLIES............      2.4%
 Johnson & Johnson........................                55,000      2,921,875
                                                                   ------------
NATURAL GAS...............................      1.4%
 Questar Corp.............................                45,400      1,776,275
                                                                   ------------
OIL EQUIPMENT & SERVICES..................      4.2%
 Halliburton Co...........................                22,922      1,381,050
 Quaker State Corp........................                80,000      1,370,000
 Schlumberger Ltd. ADR....................                23,300      2,423,200
                                                                   ------------
                                                                      5,174,250
                                                                   ------------
PAPER & FOREST PRODUCTS...................      1.7%
 Westvaco Corp............................                72,300      2,042,475
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                            PERCENTAGE OF NUMBER OF
                                             NET ASSETS    SHARES      VALUE
                                            ------------- ---------    -----
COMMON STOCK -- CONTINUED
PETROLEUM.................................       6.2%
 Amoco Corp...............................                  29,725  $  2,307,403
 Atlantic Richfield Co....................                  19,850     2,761,631
 Exxon Corp...............................                  27,500     2,602,187
                                                                    ------------
                                                                       7,671,221
                                                                    ------------
PHARMACEUTICALS...........................       8.4%
 Bristol-Myers Squibb Co..................                  31,500     3,583,125
 Pfizer Inc...............................                  39,400     3,531,225
 Warner Lambert Co........................                  45,000     3,217,500
                                                                    ------------
                                                                      10,331,850
                                                                    ------------
RETAIL DEPARTMENT STORES..................       2.6%
 May Department Stores Co.................                  41,300     2,013,375
 Wal-Mart Stores, Inc.....................                  48,000     1,224,000
                                                                    ------------
                                                                       3,237,375
                                                                    ------------
SHOES.....................................       1.3%
 Stride Rite Corp.........................                 165,500     1,655,000
                                                                    ------------
TECHNOLOGY................................       2.2%
 Motorola, Inc............................                  50,000     2,768,750
                                                                    ------------
TELECOMMUNICATIONS........................       2.6%
 Ericsson (LM) Tel--ADR...................                  24,000       741,000
 GTE Corp.................................                  28,500     1,278,937
 Lucent Technologies Inc..................                  24,059     1,233,024
                                                                    ------------
                                                                       3,252,961
                                                                    ------------
TOBACCO...................................       2.5%
 Philip Morris Inc........................                  30,000     3,093,750
                                                                    ------------
UTILITIES-TELEPHONE.......................       3.3%
 A T & T Corp.............................                  48,000     1,884,000
 MCI Communications Corp..................                  72,300     2,205,150
                                                                    ------------
                                                                       4,089,150
                                                                    ------------
  TOTAL COMMON STOCK
   (Cost $90,236,969).....................                           120,466,899
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                               VALUE EQUITY FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                      PERCENTAGE OF           PAR
                                       NET ASSETS   MATURITY (000)     VALUE
                                      ------------- -------- -----     -----
REPURCHASE AGREEMENT.................       0.8%
 GOLDMAN SACHS & CO.
  (Agreement dated 11/29/96 to be
  repurchased at $1,015,475,
  collateralized by $760,000 (Value
  $1,049,000) U.S. Treasury Notes,
  9.875%, due 11/15/15)..............               12/02/96 $1,015 $  1,015,000
                                                                    ------------
   TOTAL REPURCHASE AGREEMENT
    (Cost $1,015,000)................                                  1,015,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $91,251,969*).................      98.6%                     121,481,899
OTHER ASSETS IN EXCESS OF
 LIABILITIES.........................       1.4%                       1,697,164
                                          -----                     ------------
NET ASSETS...........................     100.0%                    $123,179,063
                                          =====                     ============
NET ASSET VALUE,
OFFERING AND REDEMPTION
PRICE PER SHARE:
 INSTITUTIONAL SHARES
 ($121,775,670 / 7,379,366)..........                                     $16.50
                                                                          ======
 AFBA FIVE STAR SHARES
 ($1,403,393 / 85,186)...............                                     $16.47
                                                                          ======

--------
* Cost for Federal income tax purposes is $91,323,127. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

             Excess of value over tax cost.................. $30,862,173
             Excess of tax cost over value.................. $  (703,401)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                              PERCENTAGE OF NUMBER OF
                                               NET ASSETS    SHARES     VALUE
                                              ------------- ---------   -----
COMMON STOCK, PREFERRED STOCK & RIGHTS.......     95.9%
AUSTRALIA....................................      4.0%
AAPC Ltd.....................................                 800,000 $ 540,772
Australian National Industries...............                 460,000   475,781
MIM Holdings.................................                 340,000   484,577
National Mutual Holdings.....................                 380,000   535,397
News Corp....................................                  74,000   394,144
QNI Ltd......................................                 370,000   720,187
                                                                      ---------
                                                                      3,150,858
                                                                      ---------
BRAZIL.......................................      0.9%
Celesc GDR...................................                   9,000   738,000
                                                                      ---------
CHINA........................................      0.9%
Guangshen Railway............................               1,850,000   735,740
                                                                      ---------
FINLAND......................................      1.0%
Valmet.......................................                  50,000   824,357
                                                                      ---------
FRANCE.......................................      6.2%
Bouygues.....................................                   4,000   444,986
Christian Dior...............................                   3,500   514,012
Cie de Suez..................................                   9,470   405,264
Compagne Generale Des Eaux...................                   9,500 1,171,439
Pinault Printemps La Redoute.................                   1,500   597,112
Scor.........................................                  20,000   706,539
Societe Generale.............................                   5,200   568,525
Total 'B'....................................                   6,000   488,087
                                                                      ---------
                                                                      4,895,964
                                                                      ---------
GERMANY......................................      6.9%
Berentzen-Gruppe Non-Voting
Preferred....................................                  18,000   644,068
Bilfinger & Berger...........................                  10,000   373,429
Commerzbank..................................                  32,000   783,811
Deutsche Telekom.............................                   6,500   141,662
Linde........................................                     700   424,889
Mannesman....................................                   2,020   841,061
Metro........................................                   4,860   407,554
RWE..........................................                  13,000   580,181
Veba.........................................                  21,000 1,230,266
                                                                      ---------
                                                                      5,426,921
                                                                      ---------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                            PERCENTAGE OF NUMBER OF
                                             NET ASSETS    SHARES     VALUE
                                            ------------- ---------   -----
COMMON STOCK, PREFERRED STOCK & RIGHTS --
  CONTINUED
HONG KONG..................................      4.2%
Cheung Kong................................                  60,000 $  527,676
Hong Kong Electric.........................                 260,000    833,936
HSBC Holdings..............................                  24,800    516,399
New World Development......................                  83,000    560,882
Oriental Press Group.......................               1,600,000    900,154
                                                                    ----------
                                                                     3,339,047
                                                                    ----------
INDIA......................................      0.7%
State Bank ID India GDR....................                  35,000    544,250
                                                                    ----------
ITALY......................................      2.8%
Fiat Preferred.............................                 170,000    263,710
Istituto Nazionale delle Assicurazioni
 (INA).....................................                 380,000    529,269
Telecom Italia Mobile......................                 340,000    800,108
Unicem.....................................                  90,000    607,755
                                                                    ----------
                                                                     2,200,842
                                                                    ----------
JAPAN......................................     29.9%
18th Bank..................................                  87,000    680,404
Amada......................................                  75,000    627,416
Amway Japan................................                  15,000    557,557
Bridgestone................................                  30,000    553,603
Canon......................................                  48,000  1,012,302
Dowa Fire & Marine.........................                  68,000    339,402
Eisai......................................                  45,000    885,764
Fuji Photo Film............................                  25,000    784,270
Hitachi....................................                 100,000    931,458
Honda Motor................................                  25,000    738,137
Ichiyoshi Securities.......................                 125,000    571,177
Ito Yokado.................................                  15,000    757,908
Mabuchi Motors.............................                  11,000    552,900
Matsushita Electric Industrial.............                  47,000    813,620
Mitsubishi Electric........................                  90,000    518,014
Mitsubishi Heavy Industries................                 111,000    907,118
Mitsui Fudosan.............................                  42,000    498,242
Nippon Comsys..............................                  65,000    811,072
NKK *......................................                 350,000    861,160
Sanwa Bank.................................                  46,000    759,930
Sanyo Shinpan Finance......................                   7,500    471,880
Seino Transportation.......................                  50,000    663,444
Sekisui Chemical...........................                  55,000    608,963
Shikoku Electric Power.....................                  26,500    533,260
Shimachu...................................                  22,000    574,165
Shin-Etsu Chemical.........................                  47,000    859,051
Shizuoka Bank..............................                  44,000    502,636

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                      PERCENTAGE OF NUMBER OF
                                       NET ASSETS    SHARES      VALUE
                                      ------------- ---------    -----
COMMON STOCK, PREFERRED STOCK &
 RIGHTS -- CONTINUED
JAPAN -- CONTINUED
Sony.................................                  8,000  $   512,478
Sumitomo Electric Industries.........                 70,000      984,183
Sumitomo Trust & Banking.............                 75,000      830,404
Suzuki Motor.........................                 55,000      575,132
TDK..................................                  9,000      580,492
Tokyo Electron.......................                 27,000      771,089
Toyota Motor.........................                 28,000      765,202
Tsubaki Nakashima....................                 27,000      256,239
                                                              -----------
                                                               23,650,072
                                                              -----------
KOREA................................      0.6%
Hana Bank GDR........................                 31,660      459,070
                                                              -----------
MEXICO...............................      1.6%
Altos Hornos de Mexico...............                280,000      622,810
Cemex CPO............................                180,000      599,655
                                                              -----------
                                                                1,222,465
                                                              -----------
NETHERLANDS..........................      4.3%
Hagemeyer............................                 13,000    1,031,966
ING..................................                 21,800      763,505
Vendex Intl..........................                 17,000      738,328
Ver Ned Uitgev Ver Bezit.............                 43,500      887,872
                                                              -----------
                                                                3,421,671
                                                              -----------
PHILIPPINES..........................      0.7%
Far East Bank & Trust Rights.........                  2,820        5,622
Philippine National Bank.............                 45,000      560,659
                                                              -----------
                                                                  566,281
                                                              -----------
SINGAPORE............................      3.1%
DBS Land.............................                140,000      499,134
Development Bank of Singapore
 (Foreign)...........................                 50,000      645,309
GP Batteries International...........                200,000      620,000
United Overseas Bank (Foreign).......                 64,244      682,556
                                                              -----------
                                                                2,446,999
                                                              -----------
SOUTH AFRICA.........................      1.7%
AECI.................................                140,000      759,463
Murray & Roberts.....................                220,000      596,721
                                                              -----------
                                                                1,356,184
                                                              -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                            PERCENTAGE OF NUMBER OF
                                             NET ASSETS    SHARES     VALUE
                                            ------------- ---------   -----
COMMON STOCK, PREFERRED STOCK & RIGHTS --
  CONTINUED
SPAIN......................................      2.9%
Acerinox...................................                  4,000  $  509,652
Argentaria.................................                 14,250     555,695
Iberdrola..................................                 68,000     785,019
Telefonica de Espana.......................                 20,000     438,610
                                                                    ----------
                                                                     2,288,976
                                                                    ----------
SWEDEN.....................................      4.0%
Dahl International.........................                 40,000     852,135
Electrolux "B".............................                 10,000     586,215
Ericsson "B"...............................                 30,200     931,300
Stora Kopparbergs..........................                 60,000     822,340
                                                                    ----------
                                                                     3,191,990
                                                                    ----------
SWITZERLAND................................      4.1%
Ciba Geigy Registered......................                  1,000   1,238,553
CS Holdings Registered.....................                  6,000     639,241
Nestle Registered..........................                    500     543,259
Roche Holdings 1/10 PC Non-Voting..........                    110     846,332
                                                                    ----------
                                                                     3,267,385
                                                                    ----------
UNITED KINGDOM.............................     15.4%
AEA Technology.............................                 55,000     357,190
Allied Carpets.............................                 75,000     359,165
Asda.......................................                200,000     398,232
Barclays...................................                 30,000     515,937
BBA........................................                 75,000     438,559
British Petroleum..........................                 40,760     470,178
Burton.....................................                150,000     374,917
Courtaulds.................................                 55,000     369,666
Dairy Crest................................                100,000     325,979
Glaxo Wellcome.............................                 30,000     493,253
Glynwed International......................                 65,000     381,723
Greenalls..................................                 40,000     403,609
Guardian Royal Exchange....................                 90,000     405,289
Jarvis Hotels..............................                175,000     501,360
Lex Service................................                 55,666     314,748
Limelight..................................                150,000     448,641
Medeva.....................................                 95,000     409,448
Mirror Group...............................                120,000     465,780
National Westminster Bank..................                 35,000     404,911
NFC........................................                115,000     362,315
P & P......................................                100,000     236,082
Powergen...................................                 38,000     370,658
RJB Mining.................................                 45,000     396,971
Rubicon....................................                125,000     420,075
Salvesen (Christian).......................                 70,000     364,626

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                           INTERNATIONAL EQUITY FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                    PERCENTAGE OF          NUMBER OF
                                     NET ASSETS             SHARES      VALUE
                                    -------------          ---------    -----
COMMON STOCK, PREFERRED STOCK &
 RIGHTS -- CONTINUED
UNITED KINGDOM -- CONTINUED
Senior Engineering................                          150,000  $   279,770
Shell Transport & Trading.........                           30,000      498,546
Somerfield........................                          120,000      304,471
Sun Life & Provincial.............                           85,000      359,207
United Utilities..................                           40,000      396,551
Wolseley..........................                           50,000      383,529
                                                                     -----------
                                                                      12,211,386
                                                                     -----------
     TOTAL COMMON STOCK, PREFERRED
      STOCK & RIGHTS
      (Cost $68,189,580)..........                                    75,938,458
                                                                     -----------
                                                              PAR
                                                  MATURITY   (000)
                                                  --------   -----
SHORT-TERM INVESTMENTS............        6.7%
Eurodollar Time Deposit State
 Street Bank & Trust Co. 4.875%...                12/02/96  $ 5,267    5,267,000
                                                                     -----------
     TOTAL SHORT-TERM INVESTMENTS
      (Cost $5,267,000)...........                                     5,267,000
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $73,456,580**).............      102.6%                        81,205,458
LIABILITIES IN EXCESS OF OTHER
 ASSETS...........................      (2.6)%                        (2,041,817)
                                        -----                        -----------
NET ASSETS (equivalent to $12.78
 per share based on 6,194,902
 shares outstanding)..............      100.0%                       $79,163,641
                                        =====                        ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($79,163,641 / 6,194,902)........                                        $12.78
                                                                     ===========

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........ $10,818,566
           Excess of tax cost over value........ $(3,069,688)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         INTERMEDIATE FIXED INCOME FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                      PERCENTAGE OF            PAR
                                       NET ASSETS   MATURITY  (000)    VALUE
                                      ------------- --------  -----    -----
AGENCY OBLIGATIONS..................      19.7%
FEDERAL HOME LOAN BANK..............       2.2%
 Debentures
  6.34%.............................                06/13/05 $ 1,000 $1,004,530
                                                                     ----------
FEDERAL HOME LOAN MORTGAGE CORP.....       2.6%
 Debentures
  8.14%.............................                05/20/04   1,000  1,008,490
 Mortgage Backed Securities
  6.50% (Pool #E00201)..............                03/01/08     163    162,058
                                                                     ----------
                                                                      1,170,548
                                                                     ----------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION........................       6.5%
 Medium Term Notes
  6.08%.............................                09/03/03     500    488,600
  6.625%............................                03/21/06   1,000  1,023,190
 Mortgage Backed Securities
  6.00% (Pool #227994)..............                07/01/08     724    705,374
  7.50% (Pool #282608)..............                05/01/09     742    758,545
                                                                     ----------
                                                                      2,975,709
                                                                     ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCI-
 ATION..............................       8.4%
 Mortgage Backed Securities
  8.00% (Pool #308751)..............                11/15/06     256    265,178
  8.00% (Pool #312726)..............                12/15/06      29     30,271
  8.00% (Pool #319511)..............                12/15/06      79     82,089
  6.50% (Pool #351994)..............                12/15/08     232    231,079
  6.50% (Pool #359462)..............                01/15/09     244    242,914
  6.00% (Pool #372668)..............                01/15/09     837    818,933
  8.00% (Pool #389481)..............                04/15/09     263    273,084
  8.00% (Pool #401484)..............                11/15/09     914    948,196
  6.00% (Pool #410492)..............                01/15/11     166    162,160
  6.00% (Pool #410497)..............                02/15/11     781    764,183
                                                                     ----------
                                                                      3,818,087
                                                                     ----------
    TOTAL AGENCY OBLIGATIONS
     (Cost $8,910,483)..............                                  8,968,874
                                                                     ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         INTERMEDIATE FIXED INCOME FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                        PERCENTAGE OF           PAR
                                         NET ASSETS   MATURITY (000)   VALUE
                                        ------------- -------- -----   -----
CORPORATE BONDS........................     13.8%
BEVERAGES..............................      0.5%
Coca-Cola Co., Inc.
 7.875% (Aa3, AA)......................               09/15/98 $ 200 $ 207,000
                                                                     ---------
CHEMICALS..............................      0.5%
E.I. duPont de Nemours & Co.
 6.00% (Aa3, AA-)......................               12/01/01   250   248,125
                                                                     ---------
FINANCE................................      4.0%
General Electric Capital Corp.
 Medium Term Notes
 6.125% (Aaa, AAA).....................               04/15/97   500   501,390
Norwest Financial, Inc.
 6.125% (Aa3, AA-).....................               08/01/03   300   296,250
 6.375% (Aa3, AA-).....................               11/15/03 1,000 1,003,750
                                                                     ---------
                                                                     1,801,390
                                                                     ---------
FOODS..................................      0.6%
Kellogg Co.
 5.90% (Aaa, AAA)......................               07/15/97   250   250,457
                                                                     ---------
PHARMACEUTICALS........................      1.1%
SmithKline Beacham, PLC, Medium Term
Notes
 6.625% (Aa3/A+).......................               10/01/01   500   511,875
                                                                     ---------
RETAIL MERCHANDISING...................      0.6%
Wal-Mart Stores, Inc.
 5.50% (Aa2, AA).......................               09/15/97   250   249,935
                                                                     ---------
UTILITIES -- ELECTRIC..................      2.2%
Wisconsin Electic Power Co.
 6.625% (Aa3/AA).......................               11/15/06 1,000 1,008,750
                                                                     ---------
UTILITIES -- GAS.......................      2.7%
Consolidated Natural Gas Co.
 5.75% (A1, AA-).......................               08/01/03   475   461,938
Northern Illinois Gas Co.
 5.875% (Aa1, AA)......................               05/01/00   500   493,750
Wisconsin Natural Gas Co.
 6.125% (Aa3, AA)......................               09/01/97   260   260,975
                                                                     ---------
                                                                     1,216,663
                                                                     ---------
UTILITIES -- TELEPHONE.................      1.6%
New England Telephone &
 Telegraph Co.
 5.05% (Aa2, AA-)......................               10/01/98   500   493,750
General Telephone Co. Il-
 linois 1st Mortgage
 7.50% (Aa3, AA).......................               02/01/02   250   253,438
                                                                     ---------
                                                                       747,188
                                                                     ---------
  TOTAL CORPORATE BONDS**
   (Cost $6,236,220)...................                              6,241,383
                                                                     ---------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         INTERMEDIATE FIXED INCOME FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                    PERCENTAGE OF           PAR
                                     NET ASSETS   MATURITY (000)     VALUE
                                    ------------- -------- -----     -----
U.S. TREASURY OBLIGATIONS.........     62.7%
U.S. TREASURY NOTES
 6.75%............................                05/31/97 $  300 $   302,073
 7.375%...........................                11/15/97  1,000   1,017,690
 6.00%............................                11/30/97  1,000   1,005,520
 5.875%...........................                04/30/98    500     502,610
 7.125%...........................                10/15/98  1,000   1,027,860
 5.50%............................                11/15/98  2,000   1,996,980
 5.125%...........................                12/31/98  1,000     991,120
 5.00%............................                01/31/99  1,000     987,840
 7.00%............................                04/15/99  1,000   1,029,890
 6.50%............................                04/30/99  1,000   1,019,520
 6.875%...........................                07/31/99  1,000   1,029,290
 6.00%............................                10/15/99  1,000   1,009,850
 5.75%............................                10/31/00  1,500   1,498,860
 5.50%............................                12/31/00  1,000     989,530
 5.625%...........................                02/28/01    600     596,262
 6.25%............................                04/30/01  1,000   1,017,220
 7.50%............................                11/15/01    450     481,905
 6.25%............................                02/15/03    300     305,352
 7.25%............................                05/15/04  3,000   3,228,150
 7.25%............................                08/15/04  2,300   2,476,410
 7.875%...........................                11/15/04  1,000   1,116,480
 7.50%............................                02/15/05  1,100   1,204,016
 6.50%............................                05/15/05  1,500   1,546,065
 7.000%...........................                07/15/06  1,000   1,066,160
 6.500%...........................                10/15/06  1,000   1,032,970
                                                                  -----------
  TOTAL U.S. TREASURY
   OBLIGATIONS
   (Cost $27,648,033).............                                 28,479,623
                                                                  -----------
REPURCHASE AGREEMENT                    3.3%
GOLDMAN, SACHS & CO.
 (Agreement dated 11/29/96 to be
 repurchased at $1,516,709
 collateralized by $1,170,000
 (Value $1,563,000) U.S. Treasury
 Notes, 9.25%, due 2/15/16)
 5.61%............................                12/02/96  1,516   1,516,000
                                                                  -----------
  TOTAL REPURCHASE AGREEMENT
   (Cost $1,516,000)..............                                  1,516,000
                                                                  -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                        INTERMEDIATE FIXED INCOME FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                                     PERCENTAGE OF
                                                      NET ASSETS      VALUE
                                                     -------------    -----
TOTAL INVESTMENTS IN SECURITIES
 (Cost $44,310,736*)................................     99.5%     $45,205,880
OTHER ASSETS IN EXCESS OF LIABILITIES...............      0.5%         236,586
                                                        ------     -----------
NET ASSETS..........................................    100.0%     $45,442,466
                                                        ======     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
    INSTITUTIONAL SHARES
      ($44,640,804/4,245,229).......................                    $10.52
                                                                        ======
    AFBA FIVE STAR SHARES
      ($801,662/76,106).............................                    $10.53
                                                                        ======

--------
* Cost for Federal income tax purposes is $44,342,709. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of value over tax cost............ $1,013,604
     Excess of tax cost over value............ $ (150,433)


---------------------------------------------------------------------------
                        INTERMEDIATE FIXED INCOME FUND
                        MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

           MATURITY PERIOD   AMOUNT PAR      PERCENTAGE OF PORTFOLIO
           ---------------   ----------      -----------------------
                                                            (CUM)
             1- 6 months     $ 3,566,000        8.06%        8.06%
             7-12 months       2,760,000        6.24%       14.30%
            13-18 months         500,000        1.13%       15.43%
            19-24 months       3,700,000        8.37%       23.80%
            25-36 months       6,000,000       13.57%       37.37%
            37-48 months       2,364,004        5.34%       42.71%
            49-60 months       4,950,300       11.19%       53.90%
           Over 60 months     20,390,450       46.10%      100.00%
                             -----------      ------
                             $44,230,754      100.00%
                             -----------      ------

                    Average Weighted Maturity -- 4.9 years
---------------------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                        PERCENTAGE OF           PAR
                                         NET ASSETS   MATURITY  (000)   VALUE
                                        ------------- -------- ------   -----
MARYLAND..............................      94.1%
Anne Arundel County, GO, Consolidated
 General Improvement
 5.30% (Aa1,, AA+) ...................                07/15/12  $400  $ 399,000
Baltimore City, RB, (Waste Water Proj-
 ect), INS: FGIC
 5.50% (Aaa, AAA) ....................                07/01/26   300    302,250
Baltimore County, GO, Metropolitan
 District
 6.125% (Aaa, AAA) ...................                07/01/07   175    189,219
Baltimore County, GO, Refunding --
  Consolidated Public Improvement
 5.20% (Aaa, AAA) ....................                04/01/09   400    407,500
 5.40% (Aaa, AAA) ....................                10/15/12   250    253,125
Baltimore, Port Facilities, RB, GTD:
 E.I. duPont
 6.50% (Aa3, AA-) ....................                10/01/11   300    327,000
Calvert County, PCRB, GTD: BGE
 5.55% (A2, A)........................                07/15/14   300    301,125
Charles County, GO, Consolidated Pub-
 lic Improvement, Unlimited Tax,
 INS: FGIC
 5.50% (Aaa, AAA) ....................                01/01/06   230    241,212
Dorchester County, GO, Public Facili-
 ties, INS: MBIA
 5.875% (Aaa, AAA) ...................                02/01/10   215    226,825
Harford County, GO, Public Improve-
 ment, Unlimited Tax
 5.60% (Aa, AA-) .....................                09/01/06   325    342,062
Howard County, GO, Consolidated Public
 Improvement
 5.25% (Aaa, AA+).....................                08/15/09   400    407,500
 5.25% (Aaa, AA+) ....................                08/15/12   250    250,937
Laurel, GO, INS: MBIA
 6.40% (Aaa, AAA) ....................                07/01/01   200    217,750
Maryland Community Development
 Administration,
 RB, Multi Family Mortgage
 6.60% (Aa, NA).......................                05/15/12   145    152,431
Maryland Community Development
 Administration,
 RB, Single Family Mortgage
 5.80% (Aa, NA).......................                04/01/07   170    179,138
 6.55% (Aa, NA).......................                04/01/17   185    192,863
Maryland National Capital Park &
 Planning
 Commission--Montgomery County, GO
 6.00% (Aaa, AAA).....................                07/01/06   150    162,188
Maryland National Capital Park &
 Planning
 Commission--Prince George's County,
 GO
 5.15% (Aa, AA).......................                07/01/11   300    300,000
Maryland State Health & Higher
 Educational Facilities Authority, RB,
 University of Maryland Medical
 System, INS: FGIC
 5.40% (Aaa, AAA).....................                07/01/07   300    308,625

               See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                         MARYLAND TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS -- CONTINUED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                 PERCENTAGE OF           PAR
                                  NET ASSETS   MATURITY  (000)   VALUE
                                 ------------- -------- ------   -----
MARYLAND -- CONTINUED
Maryland State Stadium
 Authority, RB, (Ocean City
 Convention Center)
 5.375% (Aa, AA)...............                12/15/15  $500  $  492,500
Maryland State Transportation
 Authority, RB
 5.75% (A1, A+)................                07/01/15   350     353,938
Maryland State, GO
 6.60% (Aaa, AAA)..............                03/01/01   100     107,625
Maryland Water Quality Financ-
 ing Administration,
 RB, Revolving Loan Fund
 5.50% (Aa, AA) ...............                09/01/11   200     203,250
 5.40% (Aa, AA)................                09/01/12   300     301,875
Montgomery County Revenue
 Authority, RB, Olney Indoor
 Swim Project
 5.25% (NA, AA-)...............                10/01/12   250     250,313
Montgomery County, GO,
 Refunding -- Consolidated
 Public Improvement,
 Unlimited Tax
 5.80% (Aaa, AAA)..............                07/01/07   250     270,937
Montgomery County, RB, Housing
 Opportunity Community Housing
 Multi-Family (Avalon Knoll)
 5.70% (NA, AAA)...............                07/01/10   150     152,625
Prince George's County, GO,
 Consolidated Public
 Improvement, Limited Tax,
 INS: AMBAC
 5.75% (Aaa, AAA)..............                03/15/10   175     182,000
Prince George's County, GO,
 Refunding -- Consolidated
 Public Improvement
 Limited Tax
 4.90% (A1, AA-)...............                10/01/02   300     307,875
Washington County, GO,
 Refunding -- Consolidated
 Public Improvement Unlimited
 Tax, INS: FGIC
 5.25% (Aaa, AAA)..............                01/01/06   200     208,250
Washington Suburban Sanitation
 District, GO, Water Supply
 5.50% (Aa1, AA)...............                06/01/12   280     284,900
                                                               ----------
     TOTAL MUNICIPAL BONDS
      (Cost $7,972,016)........                                 8,276,838
                                                               ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                       MARYLAND TAX -- EXEMPT BOND FUND
                     STATEMENT OF NET ASSETS -- CONCLUDED
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

                                               PERCENTAGE OF  NUMBER
                                                NET ASSETS   OF SHARES   VALUE
                                               ------------- ---------   -----
INVESTMENT COMPANIES.........................       4.7%
Goldman Sachs Financial Square Tax --  Free
 Money Market Fund...........................                 353,491  $  353,491
Municipal Fund for Temporary Investments --
  MuniFund...................................                  63,504      63,504
                                                                       ----------
      TOTAL INVESTMENT COMPANIES
       (Cost $416,995).......................                             416,995
                                                                       ----------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $8,389,011*)..........................      98.8%                8,693,833
OTHER ASSETS IN EXCESS OF LIABILITIES........       1.2%                  104,940
                                                  ------               ----------
NET ASSETS (equivalent to $10.20 per share
 based on 835,758 shares outstanding)........     100.0%               $8,798,773
                                                  ======               ==========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($8,798,773 / 835,758)......................                              $10.53
                                                                           ======

--------
* Aggregate Cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Excess of value over tax cost........... $310,929
           Excess of tax cost over value........... $ (6,107)


--------------------------------------------------------------------------------

                         MARYLAND TAX-EXEMPT BOND FUND
                        MATURITY SCHEDULE OF PORTFOLIO
                               NOVEMBER 30, 1996
                                  (UNAUDITED)

        MATURITY PERIOD     AMOUNT PAR             PERCENTAGE OF PORTFOLIO
        ---------------     ----------           ---------------------------
                                                                      (CUM)
         1 --  6 months     $  416,995            4.92%                4.92%
        37 -- 48 months        100,000            1.18%                6.10%
        49 -- 60 months        200,000            2.36%                8.46%
         Over 60 months      7,750,000           91.54%              100.00%
                            ----------          -------
                            $8,466,995          100.00%
                            ----------          -------

                    Average Weighted Maturity -- 13.3 years
--------------------------------------------------------------------------------


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            INVESTMENT ABBREVIATIONS


             ADR   American Depository Receipt
             BAN   Bond Anticipation Notes
             COP   Certificates of Participation
             ETM   Escrowed to Maturity in U.S. Government Obligations
             FRN   Floating Rate Notes
             GO    General Obligation
             GTD   Guaranteed
             IDA   Industrial Development Authority
             INS   Insured
             LA    Liquidity Agreement
             LIC   Line of Credit
             LOC   Letter of Credit
             MB    Municipal Bonds
             MPB   Municipal Put Bonds
             PCR   Pollution Control Revenue
             PCRB  Pollution Control Revenue Bonds
             RAN   Revenue Anticipation Notes
             RB    Revenue Bonds
             SPA   Standby Purchase Agreement
             TAN   Tax Anticipation Notes
             TECP  Tax-Exempt Commercial Paper
             TRAN  Tax and Revenue Anticipation Notes
             VRDN  Variable Rate Demand Notes



                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
                                  (UNAUDITED)

                                PRIME      GOVERNMENT   TAX-EXEMPT   TAX-EXEMPT
                             MONEY MARKET MONEY MARKET MONEY MARKET MONEY MARKET
                                 FUND         FUND         FUND     FUND (TRUST)
                             ------------ ------------ ------------ ------------
INVESTMENT INCOME:
 Interest..................   $9,327,738   $7,466,010    $922,962     $869,681
                              ----------   ----------    --------     --------
EXPENSES:
 Investment advisory fees..      433,480      347,304      67,331           --
 Administration fees.......      216,740      173,652      33,665       31,711
 Accounting agent fees.....       52,018       41,677      10,773       10,148
 Custodian fees............       18,795       18,576       7,359        7,281
 Directors' fees...........       10,766        8,625       1,673        1,575
 Transfer agent fees.......       42,035       32,874      10,128        9,275
 Legal.....................       35,888       28,751       5,576        5,250
 Audit.....................       22,789       18,257       3,541        3,334
 Other.....................       27,158       21,680       5,408        5,279
                              ----------   ----------    --------     --------
                                 859,669      691,396     145,454       73,853
 Fees waived by Investment
  Adviser..................      (17,339)     (27,784)     (5,386)          --
 Fees waived by
  Administrator............      (96,744)     (66,249)    (24,260)     (18,041)
                              ----------   ----------    --------     --------
  TOTAL EXPENSES...........      745,586      597,363     115,808       55,812
                              ----------   ----------    --------     --------
NET INVESTMENT INCOME......    8,582,152    6,868,647     807,154      813,869
                              ----------   ----------    --------     --------
REALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on investments sold......         (289)      (5,335)         --           --
                              ----------   ----------    --------     --------
 Net gain (loss) on
  investments..............         (289)      (5,335)         --           --
                              ----------   ----------    --------     --------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS................   $8,581,863   $6,863,312    $807,154     $813,869
                              ==========   ==========    ========     ========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1996
                                  (UNAUDITED)

                                                        INTERMEDIATE  MARYLAND
                          VALUE EQUITY  INTERNATIONAL   FIXED INCOME TAX-EXEMPT
                              FUND       EQUITY FUND        FUND     BOND FUND
                          ------------  -------------   ------------ ----------
INVESTMENT INCOME:
  Interest..............  $    94,303    $   62,982      $1,407,146   $250,788
  Dividends.............    1,226,870       746,511(1)           --         --
                          -----------    ----------      ----------   --------
     TOTAL INVESTMENT
      INCOME............    1,321,173       809,493       1,407,146    250,788
                          -----------    ----------      ----------   --------
EXPENSES:
  Investment advisory
   fees.................      330,469       303,232          77,690     23,291
  Administration fees...       68,848        47,380          27,746      5,823
  Accounting agent
   fees.................       26,892        18,952          13,778      2,329
  Custodian fees........        9,206        28,353           5,118      2,254
  Directors' fees.......        3,420         2,354           1,379        290
  Transfer agent fees...       23,471        18,410          16,907     10,128
  Legal.................       11,399         7,848           4,597        966
  Audit.................        7,990         4,983           3,671        613
  Registration fees.....        3,785           953           3,710      1,153
  Amortization of
   organizational
   costs................           --         2,435              --      3,395
  Pricing service fees..          978         2,256           3,535      2,507
  Other.................       21,360         4,471          16,416        685
                          -----------    ----------      ----------   --------
                              507,818       441,627         174,547     53,434
  Fees waived by
   Investment Advisers..      (94,326)      (24,682)        (30,632)   (20,349)
  Fees waived by
   Administrator........      (10,465)      (18,952)         (9,870)    (5,823)
                          -----------    ----------      ----------   --------
     TOTAL EXPENSES.....      403,027       397,993         134,045     27,262
                          -----------    ----------      ----------   --------
NET INVESTMENT INCOME...      918,146       411,500       1,273,101    223,526
                          -----------    ----------      ----------   --------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY:
  Net realized gain
   (loss) from:
      Investments........   3,424,251       853,877          26,502     29,773
      Foreign currency
       transactions......          --       112,018              --         --
      Forward foreign
       currency
       contracts.........          --      (199,347)             --         --
                          -----------    ----------      ----------   --------
                            3,424,251       766,548          26,502     29,773
                          -----------    ----------      ----------   --------
  Net unrealized
   appreciation
   (depreciation):
      Investments........  11,027,424     1,499,251       1,370,650    251,244
      Translation of
       assets and liabil-
       ities in foreign
       currencies........          --        59,967              --         --
                          -----------    ----------      ----------   --------
                           11,027,424     1,559,218       1,370,650    251,244
                          -----------    ----------      ----------   --------
  Net gain (loss) on
   investments and
   foreign currency
   transactions.........   14,451,675     2,325,766       1,397,152    281,017
                          -----------    ----------      ----------   --------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $15,369,821    $2,737,266      $2,670,253   $504,543
                          ===========    ==========      ==========   ========

--------
(1) Net of witholding taxes of $88,599

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                PRIME          PRIME         GOVERNMENT
                          MONEY MARKET FUND MONEY MARKET  MONEY MARKET FUND     GOVERNMENT
                               FOR THE      FUND FOR THE       FOR THE      MONEY MARKET FUND
                          SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED     FOR THE YEAR
                          NOVEMBER 30, 1996 MAY 31, 1996  NOVEMBER 30, 1996 ENDED MAY 31, 1996
                          ----------------- ------------  ----------------- ------------------
                             (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $  8,582,152    $ 19,138,039    $  6,868,647       $ 15,698,348
 Net gain (loss) on
  investments...........            (289)        (21,657)         (5,335)           (13,041)
                            ------------    ------------    ------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       8,581,863      19,116,382       6,863,312         15,685,307
                            ------------    ------------    ------------       ------------
Distributions to
 shareholders from:
 Net investment income
  ($.02, $.05, $.02, and
  $.05 per share,
  respectively).........      (8,582,152)    (19,138,039)     (6,868,647)       (15,698,348)
 Net realized capital
  gains.................              --              --              --                 --
                            ------------    ------------    ------------       ------------
    Total distributions
     to shareholders....      (8,582,152)    (19,138,039)     (6,868,647)       (15,698,348)
                            ------------    ------------    ------------       ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      21,286,067     (55,159,078)     33,656,004            985,792
                            ------------    ------------    ------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................      21,285,778     (55,180,735)     33,650,669            972,751
NET ASSETS:
 Beginning of period....     326,878,147     382,058,882     264,725,089        263,752,338
                            ------------    ------------    ------------       ------------
 End of period..........    $348,163,925    $326,878,147    $298,375,758       $264,725,089
                            ============    ============    ============       ============


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                            TAX-EXEMPT                         TAX-EXEMPT MONEY
                         MONEY MARKET FUND     TAX-EXEMPT     MARKET FUND (TRUST)  TAX-EXEMPT MONEY
                              FOR THE      MONEY MARKET FUND        FOR THE       MARKET FUND (TRUST)
                         SIX MONTHS ENDED     FOR THE YEAR     SIX MONTHS ENDED      FOR THE YEAR
                         NOVEMBER 30, 1996 ENDED MAY 31, 1996  NOVEMBER 30, 1996  ENDED MAY 31, 1996
                         ----------------- ------------------ ------------------- -------------------
                            (UNAUDITED)                           (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $   807,154       $ 2,182,206         $   813,869         $ 1,771,291
 Net gain (loss) on
  investments...........             --            (3,901)                 --               3,228
                            -----------       -----------         -----------         -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............        807,154         2,178,305             813,869           1,774,519
                            -----------       -----------         -----------         -----------
 Distributions to
  shareholders from net
  investment income
  ($.02, $.03, $.02, and
  $.03 per share,
  respectively).........       (807,154)       (2,182,206)           (813,869)         (1,771,291)
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........      3,434,607       (18,959,016)          7,488,461          (8,505,165)
                            -----------       -----------         -----------         -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................      3,434,607       (18,962,917)          7,488,461          (8,501,937)
                            -----------       -----------         -----------         -----------
NET ASSETS:
 Beginning of period....     50,136,762        69,099,679          46,541,281          55,043,218
                            -----------       -----------         -----------         -----------
 End of period..........    $53,571,369       $50,136,762         $54,029,742         $46,541,281
                            ===========       ===========         ===========         ===========


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                VALUE                            INTERNATIONAL
                             EQUITY FUND          VALUE           EQUITY FUND      INTERNATIONAL
                               FOR THE         EQUITY FUND          FOR THE         EQUITY FUND
                          SIX MONTHS ENDED     FOR THE YEAR    SIX MONTHS ENDED     FOR THE YEAR
                          NOVEMBER 30, 1996 ENDED MAY 31, 1996 NOVEMBER 30, 1996 ENDED MAY 31, 1996
                          ----------------- ------------------ ----------------- ------------------
                             (UNAUDITED)                          (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $    918,146       $  2,385,328       $   411,500       $   571,924
 Net realized gain
  (loss) on investments
  and foreign currency..       3,424,251          3,132,449           766,548         3,847,509
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments and
  translation of assets
  and liabilites in
  foreign...............      11,027,424         10,331,201         1,559,218         5,171,412
                            ------------       ------------       -----------       -----------
 Net increase (decrease)
  in net assets
  resulting from
  operation.............      15,369,821         15,848,978         2,737,266         9,590,845
                            ------------       ------------       -----------       -----------
Distributions to
 shareholders from:
 Net investment income
  Institutional Class
  ($.14, $.35, $.15, and
  $.07 per share,
  respectively).........      (1,031,160)        (2,496,063)         (882,699)         (430,777)
 AFBA Five Star Class
  ($.13 and $.10 per
  share, respectively)..          (6,156)              (375)
 Net realized capital
  gains Institutional
  Class ($.00, $.71,
  $.00, and $.66 per
  share, respectively)..              --         (4,969,957)               --        (3,866,820)
                            ------------       ------------       -----------       -----------
 Total distributions to
  shareholders..........      (1,037,316)        (7,466,395)         (882,699)       (4,297,597)
                            ------------       ------------       -----------       -----------
Capital Share
 Transactions:
 Proceeds of shares sold
  Institutional Class...       7,860,835         23,438,948         3,381,856        12,630,589
  AFBA Five Star Class..         926,098            316,761
 Cost of shares redeemed
  Institutional Class...      (8,133,302)       (20,452,056)       (1,887,336)      (12,076,799)
  AFBA Five Star Class..         (16,417)              (100)
 Value of shares issued
  in reinvestment of
  dividends
  Institutional Class...         639,863          4,599,394           138,208           656,985
  AFBA Five Star Class..           6,193                369
                            ------------       ------------       -----------       -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........       1,283,270          7,903,316         1,632,728         1,210,775
                            ------------       ------------       -----------       -----------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS..........      15,615,775         16,285,899         3,487,295         6,504,023
                            ------------       ------------       -----------       -----------
NET ASSETS:
 Beginning of period....     107,563,288         91,277,389        75,676,346        69,172,323
                            ------------       ------------       -----------       -----------
 End of period..........    $123,179,063       $107,563,288       $79,163,641       $75,676,346
                            ============       ============       ===========       ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            INTERMEDIATE                           MARYLAND
                                FIXED          INTERMEDIATE       TAX-EXEMPT          MARYLAND
                             INCOME FUND          FIXED            BOND FUND         TAX-EXEMPT
                               FOR THE         INCOME FUND          FOR THE          BOND FUND
                          SIX MONTHS ENDED     FOR THE YEAR    SIX MONTHS ENDED     FOR THE YEAR
                          NOVEMBER 30, 1996 ENDED MAY 31, 1996 NOVEMBER 30, 1996 ENDED MAY 31, 1996
                          ----------------- ------------------ ----------------- ------------------
                             (UNAUDITED)                          (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS:
Operations:
   Net investment
    income..............     $ 1,273,101       $ 2,448,392        $  223,526        $   544,193
   Net realized gain
    (loss) on
    investments.........       1,397,152        (1,092,759)          281,017           (166,869)
                             -----------       -----------        ----------        -----------
   Net increase
    (decrease) in net
    assets resulting
    from operations.....       2,670,253         1,355,633           504,543            377,324
                             -----------       -----------        ----------        -----------
Distributions to
 shareholders from:
   Net investment income
   Institutional Class
     ($.30, $.59, $.25,
     and $.49 per share,
     respectively)......      (1,257,406)       (2,444,640)         (223,526)          (544,193)
   AFBA Five Star Class
     ($.28 and $.28 per
     share,
     respectively)......         (15,695)           (3,752)
                             -----------       -----------        ----------        -----------
       Total distribu-
        tions to
        shareholders....      (1,273,101)       (2,448,392)         (223,526)          (544,193)
                             -----------       -----------        ----------        -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds of shares
    sold
     Institutional Class       3,660,910        12,256,511           411,967          1,203,881
     AFBA Five Star
      Class.............         424,439           354,044
   Cost of shares
     redeemed
     Institutional Class      (5,118,976)      (12,858,524)       (2,146,877)        (3,368,450)
     AFBA Five Star
      Class.............          (3,107)           (2,093)
   Value of shares issued
     in reinvestment of
     dividends
     Institutional Class         622,867         1,138,177            66,849            157,194
     AFBA Five Star
      Class.............          11,115               949
                             -----------       -----------        ----------        -----------
Increase (decrease) in
  net assets derived from
  capital share
  transactions..........        (402,752)          889,064        (1,668,061)        (2,007,375)
                             -----------       -----------        ----------        -----------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS..........         994,400          (203,695)       (1,387,044)        (2,174,244)
NET ASSETS:
   Beginning of period..      44,448,066        44,651,761        10,185,817         12,360,061
                             -----------       -----------        ----------        -----------
   End of period........     $45,442,466       $44,448,066        $8,798,773        $10,185,817
                             ===========       ===========        ==========        ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.

                             FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               PRIME MONEY MARKET FUND
                            ---------------------------------------------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                                 FOR THE YEARS ENDED
                            NOVEMBER 30, 1996    MAY 31, 1996   MAY 31, 1995   MAY 31, 1994   MAY 31, 1993   MAY 31, 1992
                            -----------------    ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)
Net Asset Value, Beginning
 of Period.................     $   1.00           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                --------           --------       --------       --------       --------       --------
Income From Investment
 Operations:
  Net Investment Income....       0.0248             0.0532         0.0491         0.0296         0.0297         0.0467
                                --------           --------       --------       --------       --------       --------
    Total From Investment
      Operations...........       0.0248             0.0532         0.0491         0.0296         0.0297         0.0467

Less Distributions:
  Dividends to
    Shareholders from Net
    Investment Income......      (0.0248)           (0.0532)       (0.0491)       (0.0296)       (0.0297)       (0.0467)
                                --------           --------       --------       --------       --------       --------
    Total Distributions....      (0.0248)           (0.0532)       (0.0491)       (0.0296)       (0.0297)       (0.0467)
                                --------           --------       --------       --------       --------       --------
Net Asset Value, End of
 Period....................     $   1.00           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                ========           ========       ========       ========       ========       ========
---------------------------------------------------------------------------------------------------------------------------
Total Return...............         2.51%              5.45%          5.02%          3.00%          3.01%          4.77%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of
   Period (000)............     $348,163           $326,878       $382,059       $346,694       $432,415       $402,745
  Ratio of Expenses to
   Average Net Assets......         0.43%(1)(2)        0.43%(1)       0.43%(1)       0.38%(1)       0.37%(1)       0.35%(1)
  Ratio of Net Income to
   Average Net Assets......         4.95%(2)           5.33%          4.92%          2.95%          2.96%          4.55%

--------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995, May 31, 1994, May 31, 1993, and May 31, 1992, would have been .50%, .48%, .48%, .47%, .43%, and
    .42%, respectively.
(2) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                            GOVERNMENT MONEY MARKET FUND
                            ---------------------------------------------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                                 FOR THE YEARS ENDED
                            NOVEMBER 30, 1996    MAY 31, 1996   MAY 31, 1995   MAY 31, 1994   MAY 31, 1993   MAY 31, 1992
                            -----------------    ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)
Net Asset Value, Beginning
 of Period.................     $   1.00           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                --------           --------       --------       --------       --------       --------
Income From Investment
 Operations:
 Net Investment Income.....       0.0248             0.0526         0.0485         0.0294         0.0293         0.0465
                                --------           --------       --------       --------       --------       --------
       Total From
        Investment
        Operations.........       0.0248             0.0526         0.0485         0.0294         0.0293         0.0465
                                --------           --------       --------       --------       --------       --------
Less Distributions:
 Dividends to
   Shareholders from Net
   Investment Income.......      (0.0248)           (0.0526)       (0.0485)       (0.0294)       (0.0293)       (0.0465)
                                --------           --------       --------       --------       --------       --------
     Total Distributions...      (0.0248)           (0.0526)       (0.0485)       (0.0294)       (0.0293)       (0.0465)
                                --------           --------       --------       --------       --------       --------
Net Asset Value, End of
 Period....................     $   1.00           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                ========           ========       ========       ========       ========       ========
---------------------------------------------------------------------------------------------------------------------------
Total Return...............         2.50%              5.39%          4.95%          2.98%          2.97%          4.75%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000)....................     $298,376           $264,725       $263,752       $273,790       $255,637       $293,450
 Ratio of Expenses to
  Average Net Assets.......         0.43%(1)(2)        0.43%(1)       0.43%(1)       0.38%(1)       0.37%(1)       0.34%(1)
 Ratio of Net Income to
  Average
  Net Assets...............         4.94%(2)           5.27%          4.85%          2.94%          2.93%          4.64%

--------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995, May 31, 1994, May 31,
    1993, and May 31, 1992, would have been .50%, .48%, .48%, .47%, .44%, and
    .41%, respectively.
(2) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        TAX-EXEMPT MONEY MARKET FUND
                          --------------------------------------------------------------------------------------------
                             FOR THE SIX
                            MONTHS ENDED                                FOR THE YEARS ENDED
                          NOVEMBER 30, 1996   MAY 31, 1996   MAY 31, 1995   MAY 31, 1994   MAY 31, 1993   MAY 31, 1992
                          -----------------   ------------   ------------   ------------   ------------   ------------
                             (UNAUDITED)
Net Asset Value, Begin-
 ning of Period.........       $  1.00          $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                               -------          -------        -------        -------        -------        -------
Income From Investment
 Operations:
 Net Investment Income..        0.0150           0.0321         0.0303         0.0202         0.0217         0.0346
 Net Realized Gain on
  Investments...........            --               --             --         0.0004             --             --
                               -------          -------        -------        -------        -------        -------
      Total From
       Investment
       Operations.......        0.0150           0.0321         0.0303         0.0206         0.0217         0.0346
                               -------          -------        -------        -------        -------        -------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....       (0.0150)         (0.0321)       (0.0303)       (0.0202)       (0.0217)       (0.0346)
 Distributions to
  Shareholders from Net
  Capital Gains.........            --               --             --        (0.0004)            --             --
                               -------          -------        -------        -------        -------        -------
      Total
       Distributions....       (0.0150)         (0.0321)       (0.0303)       (0.0206)       (0.0217)       (0.0346)
                               -------          -------        -------        -------        -------        -------
Net Asset Value, End of
 Period.................       $  1.00          $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                               =======          =======        =======        =======        =======        =======
-----------------------------------------------------------------------------------------------------------------------
Total Return............          1.51%            3.26%          3.08%          2.08%          2.19%          3.51%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $53,571          $50,137        $69,100        $82,222        $81,838        $72,687
 Ratio of Expenses to
  Average Net Assets....          0.43%(1)(2)      0.43%(1)       0.43%(1)       0.38%(1)       0.37%(1)       0.38%(1)
 Ratio of Net Income to
  Average Net Assets....          3.00%(2)         3.22%          3.01%          2.02%          2.16%          3.42%

--------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995, May 31, 1994, May 31,
    1993, and May 31, 1992, would have been .54%, .51%, .52%, .50%, .44%, and
    .46%, respectively.
(2) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                  (UNAUDITED)

                                                        TAX-EXEMPT MONEY MARKET FUND (TRUST)
                            --------------------------------------------------------------------------------------------
                               FOR THE SIX
                              MONTHS ENDED                                FOR THE YEARS ENDED
                            NOVEMBER 30, 1996   MAY 31, 1996   MAY 31, 1995   MAY 31, 1994   MAY 31, 1993   MAY 31, 1992
                            -----------------   ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)
Net Asset Value, Beginning
 of Period................         $1.00            $1.00          $1.00          $1.00          $1.00          $1.00
                                 -------          -------        -------        -------        -------        -------
Income From Investment
 Operations:
 Net Investment Income....        0.0161           0.0340         0.0320         0.0219         0.0238         0.0362
 Net Realized Gain on
  Investments.............            --               --             --         0.0003             --             --
                                 -------          -------        -------        -------        -------        -------
   Total From Investment
    Operations............        0.0161           0.0340         0.0320         0.0222         0.0238         0.0362
                                 -------          -------        -------        -------        -------        -------
Less Distributions:
 Dividends to Shareholders
  from Net Investment
  Income..................       (0.0161)         (0.0340)       (0.0320)       (0.0219)       (0.0238)       (0.0362)
 Distributions to
  Shareholders from Net
  Capital Gains...........            --               --             --        (0.0003)            --             --
                                 -------          -------        -------        -------        -------        -------
   Total Distributions....       (0.0161)         (0.0340)       (0.0320)       (0.0222)       (0.0238)       (0.0362)
                                 -------          -------        -------        -------        -------        -------
Net Asset Value, End of
 Period...................         $1.00            $1.00          $1.00          $1.00          $1.00          $1.00
                                 =======          =======        =======        =======        =======        =======
-------------------------------------------------------------------------------------------------------------------------
Total Return..............          1.62%            3.45%          3.25%          2.24%          2.40%          3.68%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000)...................       $54,030          $46,541        $55,043        $73,230        $55,975        $62,502
 Ratio of Expenses to
  Average Net Assets......          0.22%(1)(2)      0.22%(1)       0.22%(1)       0.20%(1)       0.20%(1)       0.20%(1)
 Ratio of Net Income to
  Average Net Assets......          3.21%(2)         3.40%          3.14%          2.19%          2.38%          3.63%

--------
(1) Without the waiver of administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995, May 31, 1994, May 31, 1993, and May 31, 1992,
    would have been .29%, .27%, .28%, .26%, .21%, and .21%, respectively.
(2) Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  VALUE EQUITY FUND
                    ---------------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                    ---------------------------------------------------------------------------------------

                    FOR THE SIX
                    MONTHS ENDED
                    NOVEMBER 30,                              FOR THE YEARS ENDED
                        1996         MAY 31, 1996  MAY 31, 1995  MAY 31, 1994  MAY 31, 1993  MAY 31, 1992
                    ------------     ------------  ------------  ------------  ------------  ------------
                    (UNAUDITED)
Net Asset Value,
 Beginning of
 Period...........    $  14.58         $  13.42      $ 12.14       $ 12.39       $ 11.36       $ 10.69
                      --------         --------      -------       -------       -------       -------
Income From
 Investment
 Operations:
 Net Investment
  Income..........        0.13             0.33         0.35          0.29          0.29          0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.....        1.93             1.89         1.55         (0.18)         1.13          0.66
                      --------         --------      -------       -------       -------       -------
     Total From
      Investment
      Operations..        2.06             2.22         1.90          0.11          1.42          0.99
                      --------         --------      -------       -------       -------       -------
Less Distributions:
 Dividends to
  Shareholders
  from Net
  Investment
  Income..........       (0.14)           (0.35)       (0.34)        (0.28)        (0.30)        (0.32)
 Distributions to
  Shareholders
  from Net Capital
  Gains...........        0.00            (0.71)       (0.28)        (0.08)        (0.09)          --
                      --------         --------      -------       -------       -------       -------
     Total
      Distributions      (0.14)           (1.06)       (0.62)        (0.36)        (0.39)        (0.32)
                      --------         --------      -------       -------       -------       -------
Net Asset Value,
 End of Period....    $  16.50         $  14.58      $ 13.42       $ 12.14       $ 12.39       $ 11.36
                      ========         ========      =======       =======       =======       =======

-----------------------------------------------------------------------------------------------------------
Total Return......       14.24%           17.24%       16.22%         0.87%        12.87%         9.51%
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data Net Assets,
  End of Period
  (000)...........    $121,776         $107,233      $91,277       $53,240       $46,754       $17,463
 Ratio of Expenses
  to Average Net
  Assets..........        0.73%(1)(3)      0.73%(1)     0.73%(1)      0.68%(1)      0.68%(1)      0.68%(1)
 Ratio of Net
  Income to
  Average Net
  Assets..........        1.67%(3)         2.38%        2.99%         2.41%         2.68%         3.05%
Portfolio turnover
 rate.............       21.44%           45.15%       33.26%        61.16%        11.99%         9.57%
Average commission
 rate(5)..........    $ 0.0637              N/A          N/A           N/A           N/A           N/A


                    --------------------------------
                                AFBA FIVE
                               STAR SHARES
                    --------------------------------
                                      FOR THE PERIOD
                     FOR THE SIX       DECEMBER 1,
                    MONTHS ENDED         1995(4)
                    NOVEMBER 30,       TO MAY 31,
                        1996              1996
                    -------------    ---------------
                     (UNAUDITED)
Net Asset Value,
 Beginning of
 Period...........     $ 14.56           $13.61
                       -------           ------
Income From
 Investment
 Operations:
 Net Investment
  Income..........        0.11             0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.....        1.93             0.91
                       -------           ------
     Total From
      Investment
      Operations..        2.04             1.05
                       -------           ------
Less Distributions
 Dividends to
  Shareholders
  from Net
  Investment
  Income..........       (0.13)           (0.10)
 Distributions to
  Shareholders
  from Net Capital
  Gains...........        0.00             0.00
                       -------           ------
     Total
      Distribution       (0.13)           (0.10)
                       -------           ------
Net Asset Value,
 End of Period....     $ 16.47           $14.56
                       =======           ======

----------------------------------------------------
Total Return......       14.09%            7.72%
----------------------------------------------------
Ratios/Supplemental
 Data Net Assets,
  End of Period
  (000)...........     $ 1,403           $  330
 Ratio of Expenses
  to Average Net
  Assets..........        0.98%(2)(3)      0.98%(2)(3)
 Ratio of Net
  Income to
  Average Net
  Assets..........        1.34%(3)         2.36%(3)
Portfolio turnover
 rate.............       21.44%           45.15%
Average commission
 rate(5)..........     $0.0637              N/A


-------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995, May 31, 1994, May 31, 1993, and May 31, 1992, would have been .92%, .89%, .89%, .87%, .88%, and
    .96%, (annualized), respectively.
(2) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the period ended May 31, 1996 would have been 1.17% and 1.15%, (annualized), respectively.
(3) Annualized.
(4) Commencement of Operations.
(5) Computed by dividing the total amount of commission paid by the total num-ber of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. beginning 1996.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                           INTERNATIONAL EQUITY FUND
                          ------------------------------------------------------------------
                             FOR THE SIX                                     FOR THE PERIOD
                            MONTHS ENDED         FOR THE YEARS ENDED        JULY 2, 1993 (3)
                          NOVEMBER 30, 1996   MAY 31, 1996   MAY 31, 1995   TO MAY 31, 1994
                          -----------------   ------------   ------------   ----------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....       $ 12.47          $ 11.60        $ 11.81          $ 10.00
                               -------          -------        -------          -------
Income From Investment
 Operations:
 Net Investment Income..          0.07             0.09           0.03             0.08
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency......          0.39             1.51           0.08             1.81
                               -------          -------        -------          -------
  Total From Investment
   Operations...........          0.46             1.60           0.11             1.89
                               -------          -------        -------          -------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....         (0.15)           (0.07)         (0.04)           (0.07)
 Distributions to
  Shareholders from Net
  Capital Gains.........          0.00            (0.66)         (0.28)           (0.01)
                               -------          -------        -------          -------
  Total Distributions...         (0.15)           (0.73)         (0.32)           (0.08)
                               -------          -------        -------          -------
Net Asset Value, End of
 Period.................       $ 12.78          $ 12.47        $ 11.60          $ 11.81
                               =======          =======        =======          =======
----------------------------------------------------------------------------------------------
Total Return............          3.67%           14.27%          0.82%           18.98%
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $79,164          $75,676        $69,172          $47,472
 Ratio of Expenses to
  Average Net Assets....          1.05%(1)(2)      1.05%(1)       1.05%(1)         1.00%(1)(2)
 Ratio of Net Income to
  Average Net Assets....          1.08%(2)         0.78%          0.06%            0.82%(2)
Portfolio turnover
 rate...................         42.70%           53.58%         42.15%           39.49%
Average commission
 rate(4)................       $0.0168              N/A            N/A              N/A

--------
(1) Without the waiver of advisory fees and administration fees, the annualized ratio of expenses to average net assets for the six months ended November 30, 1996 and the years ended May 31, 1996 and May 31, 1995 and the period ended May 31, 1994 would have been 1.17%, 1.17%, 1.16% and 1.20%, respectively.
(2) Annualized.
(3) Commencement of operations.
(4) Computed by dividing the total amount of commission paid by the total num-ber of shares purchased and sold during the period for which there was a commission. This disclosure is required by the S.E.C. beginning 1996.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        INTERMEDIATE FIXED INCOME FUND
                            -------------------------------------------------------------------------------

                                              INSTITUTIONAL SHARES
                            -------------------------------------------------------------------------------


                               FOR THE SIX                FOR THE YEARS ENDED
                              MONTHS ENDED      MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
                            NOVEMBER 30, 1996    1996        1995        1994        1993        1992
                            -----------------   -------     -------     -------     -------     -------
                               (UNAUDITED)
Net Asset Value, Beginning
 of Period.................      $ 10.19        $ 10.43     $ 10.10     $ 10.55     $ 10.31     $  9.97
                                 -------        -------     -------     -------     -------     -------
Income From Investment
 Operations:
 Net Investment Income.....         0.30           0.59        0.56        0.50        0.56        0.60
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............         0.33          (0.24)       0.33       (0.39)       0.24        0.34
                                 -------        -------     -------     -------     -------     -------
  Total From Investment
   Operations..............         0.63           0.35        0.89        0.11        0.80        0.94
                                 -------        -------     -------     -------     -------     -------
Less Distributions:
 Dividends to Shareholders
  from Net Investment
  Income...................        (0.30)         (0.59)      (0.56)      (0.50)      (0.56)      (0.60)
 Distributions to
  Shareholders from Net
  Capital Gains............           --             --          --       (0.06)         --          --
                                 -------        -------     -------     -------     -------     -------
   Total Distributions.....        (0.30)         (0.59)      (0.56)      (0.56)      (0.56)      (0.60)
                                 -------        -------     -------     -------     -------     -------
Net Asset Value, End of
 Period....................      $ 10.52        $ 10.19     $ 10.43     $ 10.10     $ 10.55     $ 10.31
                                 =======        =======     =======     =======     =======     =======
-----------------------------------------------------------------------------------------------------------
Total Return...............         6.24%          3.38%       9.13%       0.94%       7.94%       9.68%
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000)....................      $44,641        $44,102     $44,652     $35,008     $28,078     $17,549
 Ratio of Expenses to
  Average Net Assets.......         0.60%(1)(3)    0.60%(1)    0.60%(1)    0.55%(1)    0.55%(1)    0.55%(1)
 Ratio of Net Income to
  Average..................         5.74%(3)       5.66%       5.56%       4.75%       5.32%       5.76%
 Portfolio turnover rate...        10.41%         52.79%      22.01%      48.58%      12.29%      13.76%


                             -------------------------------
                                      AFBA FIVE
                                     STAR SHARES
                             -------------------------------
                                                  FOR THE
                             FOR THE SIX          PERIOD
                             MONTHS ENDED       DECEMBER 1,
                             NOVEMBER 30,         1995(4)
                                 1996         TO MAY 31, 1996
                             ------------     ---------------
                             (UNAUDITED)
Net Asset Value, Beginning
 of Period.................     $10.20            $10.61
                                ------            ------
Income From Investment
 Operations:
 Net Investment Income.....       0.28              0.28
 Net Realized and
  Unrealized Gain (Loss) on
  Investments..............       0.33             (0.41)
                                ------            ------
  Total From Investment
   Operations..............       0.61             (0.13)
                                ------            ------
Less Distributions:
 Dividends to Shareholders
  from Net Investment
  Income...................      (0.28)            (0.28)
 Distributions to
  Shareholders from Net
  Capital Gains............       0.00                --
                                ------            ------
   Total Distributions.....      (0.28)            (0.28)
                                ------            ------
Net Asset Value, End of
 Period....................     $10.53            $10.20
                                ======            ======
------------------------------------------------------------
Total Return...............       6.04%            (1.23)%
------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of Period
  (000)....................     $  802            $  346
 Ratio of Expenses to
  Average Net Assets.......       0.90%(2)(3)       0.90%(2)(3)
 Ratio of Net Income to
  Average..................       5.46%(3)          5.50%(3)
 Portfolio turnover rate...      10.41%            52.79%

--------
(1) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995, May 31, 1994, May 31, 1993, and May 31, 1992, would have been .78%, .72%, .70%, .66%, .64%, and
    .72%, (annualized), respectively.
(2) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the the six months ended November 30, 1996 and the period ended May 31, 1996 would have been 1.08% and 1.06%, (annualized), respectively.
(3) Annualized.
(4) Commencement of Operations.

                See Accompanying Notes to Financial Statements

                             M.S.D.&T. FUNDS, INC.
                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                               MARYLAND TAX-EXEMPT BOND FUND
                          --------------------------------------------------------------------------------
                             FOR THE SIX                                                   FOR THE PERIOD
                            MONTHS ENDED               FOR THE YEARS ENDED                 JUNE 2, 1992(1)
                          NOVEMBER 30, 1996   MAY 31, 1996   MAY 31, 1995   MAY 31, 1994   TO MAY 31, 1993
                          -----------------   ------------   ------------   ------------   ---------------
                             (UNAUDITED)
Net Asset Value,
 Beginning of Period....       $10.20           $ 10.40        $ 10.25        $ 10.55          $ 10.00
                               ------           -------        -------        -------          -------
Income From Investment
 Operations:
 Net Investment Income..         0.25              0.49           0.49           0.50             0.48
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         0.33             (0.20)          0.15          (0.28)            0.55
                               ------           -------        -------        -------          -------
  Total From Investment
   Operations...........         0.58              0.29           0.64           0.22             1.03
                               ------           -------        -------        -------          -------
Less Distributions:
 Dividends to
  Shareholders from Net
  Investment Income.....        (0.25)            (0.49)         (0.49)         (0.50)           (0.48)
 Distributions to
  Shareholders from Net
  Capital Gains.........           --                --             --          (0.02)              --
                               ------           -------        -------        -------          -------
  Total Distributions...        (0.25)            (0.49)         (0.49)         (0.52)           (0.48)
                               ------           -------        -------        -------          -------
 Net Asset Value, End of
  Period................       $10.53           $ 10.20        $ 10.40        $ 10.25          $ 10.55
                               ======           =======        =======        =======          =======
-------------------------------------------------------------------------------------------------------------
  Total Return..........         5.74%             2.84%          6.48%          1.99%           10.59%(3)
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $8,799           $10,186        $12,360        $20,008          $15,707
 Ratio of Expenses to
  Average Net Assets....         0.59%(2)(3)       0.62%(2)       0.62%(2)       0.55%(2)         0.55%(2)(3)
 Ratio of Net Income to
  Average Net Assets....         4.80%(3)          4.74%          4.83%          4.66%            4.78%(3)
Portfolio turnover
 rate...................         7.94%            20.58%         36.80%         33.89%           17.59%

--------
(1) Commencement of operations.
(2) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the six months ended November 30, 1996 and the years ended May 31, 1996, May 31, 1995 and May 31, 1994 and the period ended May 31, 1993 would have been 1.15%, 1.04%, .97%, .86%, and .94% (annualized), respectively.
(3) Annualized.

                See Accompanying Notes to Financial Statements

                             M.S.D.&T. FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
    M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of In-corporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which is currently authorized to issue ten classes of common stock, which represent interests in eight investment portfolios: the Prime Money Market Fund (Class A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Tax-Exempt Money Market Fund (Trust) (Class
D), the Value Equity Fund (Class E and Class E -- Special Series 1), the In-termediate Fixed Income Fund (Class F and Class F -- Special Series 1), the Maryland Tax-Exempt Bond Fund (Class G) and the International Equity Fund (Class H) -- (the "Funds"). Class E shares (Institutional Shares) and Class
E -- Special Series 1 shares (AFBA Five Star Shares) of the Value Equity Fund and Class F shares (Institutional Shares) and Class F -- Special Series 1 shares (AFBA Five Star Shares) of the Intermediate Fixed Income Fund represent equal pro rata interests in the respective Fund and bear the same fees and ex-penses, except that AFBA Five Star Shares of a Fund bear the fees that are payable under a Service Plan (the "Service Plan") adopted by the Board of Di-rectors and each class bears certain class specific expenses.

    The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the re-porting period. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
    A) Security Valuation: Investment securities held by the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund and Tax-Exempt Money Market Fund (Trust) (the "Money Market Funds") are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company's Board of Directors in an attempt to avoid dilution or other unfair results to shareholders. The Money Market Funds each seek to maintain a stable net asset value of $1.00 per share, but there can be no assurance that they will be able to do so. Investments held by the Value Equity Fund, International Equity Fund, Intermediate Fixed Income Fund and Maryland Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and asked prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Value Equity Fund, International Equity Fund, Intermediate Fixed Income Fund and Maryland Tax-Exempt Bond Fund will fluctuate as the values of their respective investment portfolios change.
    B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. The investment income and expenses of the Value Eq-uity Fund and Intermediate Fixed Income Fund (other than the expenses incurred under the Service Plan and class specific expenses) and real-ized and unrealized gains and losses on the investments of each such Fund are allocated to the separate classes of shares of each such Fund based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
    C) Dividends and Distributions to Shareholders: Dividends from net invest-ment income are declared daily and paid monthly to shareholders of the Money Market Funds, Intermediate Fixed Income Fund and the Maryland Tax-Exempt Bond Fund; are declared and paid quarterly to shareholders of the Value Equity Fund; and are declared and paid semiannually to sharehold-ers of the International Equity Fund. Any net realized capital gains are distributed annually.

       Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for foreign currency transactions.
    D) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to qualify for the tax treatment applicable to regulated invest-ment companies under the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES -- CONTINUED
       Under current tax law, capital losses and foreign currency losses real-ized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following losses will be treated as arising on the first day of fiscal year ended May 31, 1997.

                                                                  CAPITAL LOSSES
                                                                     DEFERRED
                                                                  --------------
        Government Money Market Fund.............................      9,099
        Intermediate Fixed Income Fund...........................     73,725

    E) Organizational Costs: Costs incurred in connection with the registration and initial public offering of shares of the Funds have been deferred and are being amortized on a straight-line basis for a five-year period.
    F) Repurchase Agreements: The Prime Money Market Fund, Government Money Market Fund, Value Equity Fund, International Equity Fund, Intermediate Fixed Income Fund and Maryland Tax-Exempt Bond Fund may agree to pur-chase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agree-ments may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the re-purchase agreement at not less than the repurchase price (including ac-crued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily.
    G) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respec-tive period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The International Equity Fund does not isolate that portion of the re-sults of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    H) Forward Foreign Currency Contracts: The International Equity Fund enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctua-tions in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged cur-rency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)


2. INVESTMENT ADVISER, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS Mercantile-Safe Deposit and Trust Company ("Mercantile") provides investment advisory and administration services to each Fund pursuant to Investment Advi-sory Agreements and an Administration Agreement. For its services as Adviser, Mercantile receives an advisory fee computed daily and payable monthly at an annual rate of .25% of the average daily net assets of each of the Prime Money Market Fund, Government Money Market Fund, and Tax-Exempt Money Market Fund;
 .60% of the average daily net assets of the Value Equity Fund; .80% of the av-erage daily net assets of the International Equity Fund (.45% of which fee Mercantile pays to CastleInternational Asset Management Limited as sub-advis-
er); .35% of the average daily net assets of the Intermediate Fixed Income
Fund; and .50% of the average daily net assets of the Maryland Tax-Exempt Bond Fund. For its services as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the aver-age daily net assets of each Fund. Mercantile may, at its discretion, volun-tarily waive any portion of its advisory fee or its administration fee for any Fund. Mercantile does not receive a fee for advisory services provided to the Tax-Exempt Money Market Fund (Trust).

    Under the Service Plan with respect to AFBA Five Star Shares, institutions ("Service Organizations") agree to provide support services to their clients who are the beneficial owners of AFBA Five Star Shares of the Value Equity and Intermediate Fixed Income Funds. For these services, the Funds agree to pay the Service Organizations a fee at the annual rate of .25% of the average daily net assets of each Fund's outstanding AFBA Five Star Shares.

    Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services ("the Distributor"). The Dis-tributor receives no fee for these services.

    Directors of the Company each receive from the Company an annual fee of $3,500 and a fee of $1,625 for each Board meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company for serving as offi-cers. No person who is a director, officer or employee of the Adviser serves as a director, officer or employee of the Company. During the six months ended November 30, 1996, the Funds paid legal fees to a law firm, a partner of which serves as Secretary of the Company.

3.  NET ASSETS
    At November 30, 1996, net assets consisted of the following:

                            PRIME       GOVERNMENT    TAX-EXEMPT    TAX-EXEMPT
                         MONEY MARKET  MONEY MARKET  MONEY MARKET  MONEY MARKET
                             FUND          FUND          FUND      FUND (TRUST)
                         ------------  ------------  ------------  ------------
Capital Paid-In......... $348,246,496  $298,530,961  $53,577,935   $54,027,919
Accumulated Realized
 Gain (Loss) on
 Investments............      (82,571)     (155,203)      (6,566)        1,823
                         ------------  ------------  -----------   -----------
                         $348,163,925  $298,375,758  $53,571,369   $54,029,742
                         ============  ============  ===========   ===========

                             M.S.D.&T. FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)


3.  NET ASSETS -- CONTINUED

                                VALUE     INTERNATIONAL INTERMEDIATE   MARYLAND
                                EQUITY       EQUITY     FIXED INCOME  TAX-EXEMPT
                                 FUND         FUND          FUND      BOND FUND
                                ------    ------------- ------------  ----------
Capital Paid-In
 Institutional Class.......  $ 87,228,704  $69,362,065  $43,903,593   $9,095,460
 AFBA Five Star Class......     1,232,904           --      785,347           --
Accumulated Realized Gain
 (Loss) on Investments.....     4,163,964    1,504,935     (134,922)    (601,508)
Net Unrealized Appreciation
 (Depreciation) on
 Investments and Foreign
 Currency..................    30,229,930    7,752,822      895,144      304,821
Undistributed Net Invest-
 ment Income (Distribution
 in Excess of Net Invest-
 ment Income)..............       323,561      543,819       (6,696)          --
                             ------------  -----------  -----------   ----------
                             $123,179,063  $79,163,641  $45,442,466   $8,798,773
                             ============  ===========  ===========   ==========

4.  CAPITAL STOCK
    Transactions in shares of the Company are summarized as follows:

                             PRIME MONEY MARKET FUND       GOVERNMENT MONEY MARKET FUND
                         -------------------------------  -------------------------------
                         FOR THE SIX MONTHS FOR THE YEAR  FOR THE SIX MONTHS FOR THE YEAR
                               ENDED           ENDED            ENDED           ENDED
                         NOVEMBER 30, 1996  MAY 31, 1996  NOVEMBER 30, 1996  MAY 31, 1996
                         ------------------ ------------  ------------------ ------------
Shares Sold.............     687,045,105     434,185,717      580,645,405     546,351,190
Shares Redeemed.........    (666,209,889)   (490,322,690)    (547,189,930)   (545,573,787)
Shares Reinvested.......         450,851         977,895          200,529         208,389
                            ------------    ------------     ------------    ------------
Net Increase (Decrease)
 in Shares..............      21,286,067     (55,159,078)      33,656,004         985,792
Shares Outstanding:
 Beginning of Period....     326,960,429     382,119,507      264,874,957     263,889,165
                            ------------    ------------     ------------    ------------
 End of Period..........     348,246,496     326,960,429      298,530,961     264,874,957
                            ============    ============     ============    ============

                                                                   TAX-EXEMPT
                          TAX-EXEMPT MONEY MARKET FUND     MONEY MARKET FUND (TRUST)
                         ------------------------------  ------------------------------
                            FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                           MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                         NOVEMBER 30, 1996 MAY 31, 1996  NOVEMBER 30, 1996 MAY 31, 1996
                         ----------------- ------------  ----------------- ------------
Shares Sold.............    124,882,575      98,464,935      97,789,217     43,529,526
Shares Redeemed.........   (121,449,731)   (117,428,168)    (90,300,756)   (52,034,691)
Shares Reinvested.......          1,763           4,217               0              0
                           ------------    ------------     -----------    -----------
Net Increase (Decrease)
 in Shares..............      3,434,607     (18,959,016)      7,488,461     (8,505,165)
Shares Outstanding:
 Beginning of Period....     50,143,328      69,102,344      46,539,458     55,044,623
                           ------------    ------------     -----------    -----------
 End of Period..........     53,577,935      50,143,328      54,027,919     46,539,458
                           ============    ============     ===========    ===========

                             M.S.D.&T. FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                                  (UNAUDITED)

4.  CAPITAL STOCK -- CONTINUED

                                         VALUE EQUITY FUND
                         --------------------------------------------------
                          INSTITUTIONAL SHARES      AFBA FIVE STAR SHARES   INTERNATIONAL EQUITY FUND
                         -----------------------  ------------------------- -----------------------------
                         FOR THE SIX   FOR THE    FOR THE SIX    FOR THE     FOR THE SIX      FOR THE
                         MONTHS ENDED YEAR ENDED  MONTHS ENDED PERIOD ENDED MONTHS ENDED    YEAR ENDED
                         NOVEMBER 30,  MAY 31,    NOVEMBER 30,   MAY 31,    NOVEMBER 30,      MAY 31,
                             1996        1996         1996         1996         1996           1996
                         ------------ ----------  ------------ ------------ ------------    ----------
Shares Sold.............    531,809    1,678,924     63,086       22,663          271,363       1,059,437
Shares Redeemed.........   (552,450)  (1,459,804)    (1,071)          (7)        (153,796)     (1,009,713)
Shares Reinvested.......     43,369      335,598        490           25           11,053          55,904
                          ---------   ----------     ------       ------     ------------   -------------
Net Increase (Decrease)
 in Shares..............     22,728      554,718     62,505       22,681          128,620         105,628
Shares Outstanding:
 Beginning of Period....  7,356,638    6,801,920     22,681            0        6,066,282       5,960,654
                          ---------   ----------     ------       ------     ------------   -------------
 End of Period..........  7,379,366    7,356,638     85,186       22,681        6,194,902       6,066,282
                          =========   ==========     ======       ======     ============   =============

                                  INTERMEDIATE FIXED INCOME FUND
                         --------------------------------------------------
                          INSTITUTIONAL SHARES      AFBA FIVE STAR SHARES   MARYLAND TAX-EXEMPT BOND FUND
                         -----------------------  ------------------------- -----------------------------
                         FOR THE SIX   FOR THE    FOR THE SIX    FOR THE      FOR THE SIX        FOR THE
                         MONTHS ENDED YEAR ENDED  MONTHS ENDED PERIOD ENDED  MONTHS ENDED      YEAR ENDED
                         NOVEMBER 30,  MAY 31,    NOVEMBER 30,   MAY 31,     NOVEMBER 30,        MAY 31,
                             1996        1996         1996         1996          1996             1996
                         ------------ ----------  ------------ ------------  ------------      ----------
Shares Sold.............    355,707    1,170,604     41,383       34,055              40,211          115,810
Shares Redeemed.........   (498,695)  (1,232,150)      (299)        (204)           (209,416)        (321,232)
Shares Reinvested.......     60,756      108,696      1,079           92               6,509           15,078
                          ---------   ----------     ------       ------      --------------  ---------------
Net Increase (Decrease)
 in Shares..............    (82,232)      47,150     42,163       33,943            (162,696)        (190,344)
Shares Outstanding:
 Beginning of Period....  4,327,461    4,280,311     33,943            0             998,454        1,188,798
                          ---------   ----------     ------       ------      --------------  ---------------
 End of Period..........  4,245,229    4,327,461     76,106       33,943             835,758          998,454
                          =========   ==========     ======       ======      ==============  ===============

5.  PURCHASES & SALES OF SECURITIES
    For the six months ended November 30, 1996, total aggregate purchases and proceeds from sales of investment securities were as follows:

                                                             U.S.       U.S.
                                                          GOVERNMENT GOVERNMENT
                                  PURCHASES *   SALES *   PURCHASES    SALES
                                  -----------   -------   ---------- ----------
Value Equity Fund................ $24,192,501 $20,489,091 $       0  $2,761,484
International Equity Fund........  31,389,672  32,184,538         0           0
Intermediate Fixed Income Fund...   2,493,860           0 1,994,688   5,737,306
Maryland Tax-Exempt Bond Fund....     699,082   2,160,082         0           0

--------
* (excluding short-term and U.S. Government securities)

                             M.S.D.&T. FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
                                  (UNAUDITED)


6.  CAPITAL LOSS CARRYOVERS
    At May 31, 1996, the following Funds had capital loss carryovers:

                                                  CAPITAL LOSS    EXPIRATION
                                                   CARRYOVER         YEAR
                                                  ------------    ----------
      Prime Money Market Fund....................   $ 73,906   2003 through 2004
      Government Money Market Fund...............    140,768   2003 through 2004
      Tax-Exempt Money Market Fund...............      5,946   2003 through 2004
      Intermediate Fixed Income Fund.............     65,316                2003
      Maryland Tax-Exempt Bond Fund..............    631,281   2003 through 2004

    The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

                           IMPORTANT TAX INFORMATION

During the calendar year ended December 31, 1996:

      100.0% of the distributions paid by the Prime Money Market Fund, the Government Money Market Fund and the Intermediate Fixed Income Fund were derived from net investment income and short-term capital gains and are taxable as ordinary income.

      35.9% of the distributions paid by the Value Equity Fund were derived from net investment income and short-term capital gains and are taxable as ordinary income and 64.1% were derived from long term capital gains and are taxable at the long term capital gain rate. Of such distributions derived from net investment income and short-term capital gains, 100% qualify for the dividends received deduction available to corporate shareholders.

      100.0% of the distributions paid by the Tax-Exempt Money Market Fund and the Maryland Tax-Exempt Bond Fund were exempt-interest dividends, excludable from gross income for Federal income tax purposes.

      99.9% of the distributions paid by the Tax-Exempt Money Market Fund (Trust) were exempt-interest dividends, excludable from gross income for Federal income tax purposes and 0.1% were derived from short-term capital gains and are taxable as ordinary income.

      93.4% of the distributions paid by the International Equity Fund were derived from net investment income and short-term capital gains and are taxable as ordinary income and 6.6% were derived from long term capital gains and are taxable at the long term capital gain rate.

                          CAPITAL GAIN DISTRIBUTIONS

During the calendar year of 1996, the M.S.D.&T. Funds distributed capital gains to shareholders of the Value Equity Fund and the International Equity Fund on 12/23/96. The Securities and Exchange Commission requires mutual funds to disclose to shareholders the composition of the capital gain distribution. Pursuant to this requirement, these percentages are listed below:

                                                                  SHORT-  LONG-
                                                                   TERM   TERM
                                                                  ------  -----
Value Equity Fund................................................     0%  100.0%
International Equity Fund........................................  86.8%   13.2%
Tax-Exempt Trust Money Market Fund (Trust)....................... 100.0%      0%

    Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains.

                CUSTODIAN (EXCEPT FOR THE INTERNATIONAL
                  EQUITY FUND)

                Fifth Third Bank
                Cincinnati, OH

                DISTRIBUTOR

                BISYS Fund Services
                Columbus, Ohio

                CUSTODIAN FOR THE INTERNATIONAL EQUITY
                  FUND AND TRANSFER AGENT:

                State Street Bank and Trust Company
                Boston, MA

                This report is submitted for the general information of the shareholders of
                M.S.D.& T. Funds, Inc. It is not author-ized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the Funds which contain information concerning the
                Funds' investment policies and expenses
                as well as other pertinent information.

                Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile Safe Deposit and Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.